As filed with the Securities and Exchange Commission on July 2, 2007.

Securities Act File No. 333-

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-14

REGISTRATION STATEMENT

Under

THE SECURITIES ACT OF 1933 ☒

PRE-EFFECTIVE AMENDMENT NO.  ☐

POST-EFFECTIVE AMENDMENT NO.  ☐

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

(Formerly, Legg Mason Partners Variable Portfolios IV)

(Exact Name of Registrant as Specified in Charter)

125 Broad Street, New York, NY 10004

(Address of Principal Executive Offices) (Zip Code)

1-800-451-2010

(Registrant’s Area Code and Telephone Number)

R. Jay Gerken

Legg Mason & Co, LLC

399 Park Avenue, 4th Floor

New York, NY 10022

(Name and Address of Agent for Service)

With copies to:

Dianne E. O’Donnell, Esq.	Robert I. Frenkel, Esq.
Willkie Farr & Gallagher LLP	Legg Mason & Co., LLC
787 Seventh Avenue	300 First Stamford Place
New York, NY 10019	Stamford, CT 06902

Approximate date of proposed public offering:    Registrant proposes that the Registration Statement become effective August 1, 2007 pursuant to Rule 488 under the Securities Act of 1933, as amended.

TITLE OF SECURITIES BEING REGISTERED:

Class II shares of the Legg Mason Partners Variable Appreciation Portfolio

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933, as amended, pursuant to Section 24(f) under the Investment Company Act of 1940, as amended; accordingly, no fee is payable herewith because of reliance upon Section 24(f).

This Registration Statement relates solely to the Registrant’s Legg Mason Partners Variable Appreciation Portfolio.

LEGG MASON PARTNERS FUNDS

125 Broad Street

New York, New York 10004

Special Meeting of Shareholders to be held October 24, 2007

[                    ], 2007

Dear Shareholder:

You are being asked to vote on a proposed transaction related to your fund, Legg Mason Partners Variable Multiple Discipline Portfolio—Large Cap Growth and Value, a series of Legg Mason Partners Variable Equity Trust (the “Trust”), a Maryland business trust. Detailed information about the proposal is contained in the enclosed materials.

The Board of Trustees (the “Board”) of Legg Mason Partners Variable Multiple Discipline Portfolio—Large Cap Growth and Value, identified as “your fund,” has called a special meeting of shareholders (the “Meeting”) for your fund to be held on October 24, 2007, at the offices of Bingham McCutchen LLP, 399 Park Avenue, Conference Room 21B, New York, New York 10022, at 11:00 a.m. Eastern time in order to consider and vote on the proposed transaction regarding your fund. The transaction involves a proposal to reorganize your fund into Legg Mason Partners Variable Appreciation Portfolio (the “Reorganization”). The attached Proxy Statement/Prospectus asks for your approval of the proposed Reorganization for your fund. After careful consideration, the Board of your fund recommends that you vote “FOR” the proposed Reorganization.

The Reorganization is part of a larger set of initiatives that Legg Mason has undertaken following its acquisition of Citigroup Asset Management in 2005. These initiatives are designed to integrate and streamline many of the company’s mutual fund offerings, including the legacy Citigroup Asset Management funds, in an effort to focus on those funds that Legg Mason believes offer the best prospects for long-term viability, attractive long-term performance and greater asset growth over time. Asset growth over time offers the potential for greater economies of scale, lower expenses and greater portfolio management efficiency.

Your vote is very important to us regardless of the number of shares you own. Whether or not you plan to attend the Meeting in person, please read the Proxy Statement/Prospectus and cast your vote promptly. To vote, simply sign and return the voting instruction card in the enclosed postage-paid envelope or follow the instructions on the voting instruction card for voting by touch-tone telephone or on the internet.

It is important that your vote be received no later than the time of the Meeting.

Sincerely,

R. Jay Gerken

President and Chief Executive Officer

Legg Mason Partners Variable Equity Trust

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LEGG MASON PARTNERS FUNDS

IMPORTANT NEWS FOR SHAREHOLDERS

The enclosed Proxy Statement/Prospectus describes a proposal to reorganize your fund into a compatible fund. While we encourage you to read the full text of the enclosed Proxy Statement/Prospectus, here is a brief overview of the proposed fund reorganization. Please refer to the more complete information contained elsewhere in the Proxy Statement/Prospectus about the reorganization.

COMMON QUESTIONS ABOUT THE PROPOSED REORGANIZATION

Q.	WHY IS A SHAREHOLDER MEETING BEING HELD?

A.	The Board of your fund has approved a reorganization, subject to shareholder approval, under which your fund would be combined with Legg Mason Partners Variable Appreciation Portfolio, another Legg Mason-affiliated fund that has an investment objective and investment policies substantially similar to your fund. If shareholders of your fund approve the reorganization, you would become a shareholder of the Legg Mason Partners Variable Appreciation Portfolio.

Q.	HOW WILL THE REORGANIZATION AFFECT ME?

A.	If the reorganization of your fund is approved, your fund’s assets and liabilities will be combined with the assets and liabilities of Legg Mason Partners Variable Appreciation Portfolio (identified as the “surviving fund”) and you will become a shareholder of the surviving fund. You will receive shares of the surviving fund having an aggregate net asset value equal to the aggregate net asset value of the shares of your fund that you own as of the close of business on the closing date of the reorganization.

Q.	WHY IS THE REORGANIZATION BEING RECOMMENDED?

A.	As you may be aware, on December 1, 2005, Legg Mason acquired substantially all the asset management businesses of Citigroup Asset Management. Since that time, Legg Mason has undertaken a broad set of initiatives, including a comprehensive review of its various products, with the goal of integrating and streamlining the legacy Citigroup Asset Management funds, in an effort to focus on those funds that we believe offer the best prospects for superior long-term growth and attractive long-term performance. Asset growth over time offers the potential for greater economies of scale, lower expenses and portfolio management efficiency.

Q.	ARE MY FUND’S INVESTMENT OBJECTIVE AND INVESTMENT POLICIES SIMILAR TO THOSE OF THE SURVIVING FUND?

A.	Legg Mason has recommended the reorganization of your fund with the surviving fund based on, among other factors, its evaluation of the compatibility of your fund’s investment objectives and policies with those of the surviving fund. There are, however, certain differences in investment policies, strategies and risks between your fund and the surviving fund. Please see “Comparison of Investment Objectives, Strategies, and Principal Risks of Investing in the Funds” in the Proxy Statement/Prospectus.

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Reorganization	Significant Differences in Objectives and Strategies
Legg Mason Partners Variable Multiple Discipline Portfolio—Large Cap Growth and Value into Legg Mason Partners Variable Appreciation Portfolio

There are no material differences in the investment objectives of the funds. Your fund’s investment objective is long-term growth of capital while the surviving fund’s investment objective is long-term appreciation of capital.

Both funds invest in securities of large capitalization companies. Your fund invests at least 80% of its assets in large capitalization companies—those with market capitalizations similar to companies in the Russell 1000 Index—and may invest up to 20% of its assets in companies with total market capitalizations below $5 billion. The surviving fund typically invests in large and medium capitalization companies and may also invest in small capitalization companies.

The principal investment policies of the funds differ as follows:

•     Your fund may invest up to 20% of its assets in money market instruments and/or cash to pay expenses and meet redemption requests. The surviving fund may invest up to 35% of its assets in debt securities and money market instruments.

•     Your fund may invest in securities of non-U.S. issuers only through American Depositary Receipts and ordinary shares of non-U.S. companies that trade in the U.S. markets, while the surviving fund may invest in foreign securities directly.

•     The surviving fund may invest up to 10% of its assets in securities of other investment companies.

Q.	HOW WILL THE REORGANIZATION AFFECT FUND FEES AND EXPENSES?

A.	The chart below illustrates the effect of the reorganization on your fund’s fees and expenses:

Legg Mason Partners Variable Multiple Discipline Portfolio—Large Cap Growth and Value into Legg Mason Partners Variable Appreciation Portfolio

•     Total annual operating expenses of the combined fund are expected to be lower than your fund’s current total annual operating expenses.

•     The effective management fee of the combined fund is lower than your fund’s current management fee.

Please see “Fee Tables and Expense Example” in the Proxy Statement/Prospectus for a detailed breakdown of the fees and expenses paid by your fund in comparison with those paid by the surviving fund.

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Q.	WILL I HAVE TO PAY ANY SALES LOAD, CHARGE OR OTHER COMMISSION IN CONNECTION WITH THE REORGANIZATION?

A.	No. No sales load, deferred sales charge, commission, redemption fee, or other transactional fee will be charged as a result of the reorganization. You will receive newly-created Class II shares of the surviving fund having an aggregate net asset value equal to the aggregate net asset value of the shares of your fund that you own on the date of the reorganization.

Q.	WHAT IF I REDEEM OR EXCHANGE MY SHARES BEFORE THE CLOSING OF THE REORGANIZATION?

A.	Redemptions or exchanges of shares of your fund which occur before the closing of the reorganization will be processed according to your fund’s policies and procedures in effect at the time of the redemption or exchange.

Q.	WILL MY SHAREHOLDER PRIVILEGES CHANGE AS A RESULT OF THE REORGANIZATION?

A.	No. You will receive newly-created Class II shares of the surviving fund, which have privileges identical to your fund’s shares.

Please see “Comparison of Distribution and Shareholder Servicing Arrangements and Purchase, Redemption and Exchange Policies and Procedures” and “Appendix C—Purchases, Redemptions and Exchanges of Fund Shares—Other Shareholder Information” in the Proxy Statement/Prospectus for a description of the differences among fund classes.

Q.	WILL I HAVE TO PAY ANY TAXES AS A RESULT OF THE REORGANIZATION?

A.	The reorganization is intended to qualify as a tax-free transaction for Federal income tax purposes. Assuming the reorganization of your fund qualifies for such treatment, you will not recognize a gain or loss for Federal income tax purposes as a result of the reorganization. As a condition to the closing of the reorganization, your fund will receive an opinion of counsel to the effect that the reorganization will qualify for such treatment. Opinions of counsel are not binding on the Internal Revenue Service or the courts. You should talk to your tax advisor about any state, local and other tax consequences of your fund’s reorganization.

Q.	WHO WILL PAY FOR THE REORGANIZATION?

A.	Legg Mason and the funds will share the costs of the reorganization. Please see “Proxy Solicitation” in the Proxy Statement/Prospectus for a description of the costs to be borne by Legg Mason and those to be borne by the funds.

Q.	HOW DOES MY BOARD RECOMMEND THAT I VOTE?

A.	Your fund’s Board, including all of the independent trustees, unanimously recommends that you vote FOR the reorganization of your fund.

Q.	WHAT HAPPENS IF THE REORGANIZATION IS NOT APPROVED?

A.	If the shareholders of your fund do not approve the reorganization of your fund, then you will remain a shareholder of your fund, and the Board of your fund reserves the right to consider other alternatives.

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Q.	I AM AN INVESTOR WHO HOLDS A SMALL NUMBER OF SHARES. WHY SHOULD I VOTE?

A.	Your vote makes a difference. If many shareholders just like you fail to vote their proxies, your fund may not receive enough votes to go forward with the shareholder meeting, and additional costs will be incurred to solicit additional proxies.

Q.	WHEN IS THE REORGANIZATION OF MY FUND EXPECTED TO HAPPEN?

A.	If shareholders approve the reorganization of your fund, the reorganization of your fund is expected to occur on or about November 9, 2007.

Q.	HOW CAN I VOTE?
A.	In addition to voting by mail by returning the enclosed voting instruction card, you may also vote by either touch-tone telephone or online via the Internet, as follows:

To vote by touch-tone telephone:	To vote by Internet:
(1) Read the Proxy Statement/Prospectus and have your voting instruction card at hand.	(1) Read the Proxy Statement/Prospectus and have your voting instruction card at hand.

(2) Call the toll-free number that appears on your voting instruction card.	(2) Go to the website that appears on your voting instruction card.

(3) Enter the control number set out on the voting instruction card and follow the simple instructions.	(3) Enter the control number set out on the voting instruction card and follow the simple instructions.

Q.	WHO GETS TO VOTE?

A.	If you owned shares of your fund at the close of business on August 3, 2007, you are entitled to vote those shares, even if you are no longer a shareholder of the fund.

Q.	WHO DO I CALL IF I HAVE QUESTIONS?

A.	If you need more information or have any questions on how to cast your vote, please call Broadridge Investor Communication Solutions, Inc., your fund’s proxy solicitor, at 1-888-221-0697.

Your vote is important. Please vote promptly to avoid the additional expense of another solicitation.

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LEGG MASON PARTNERS VARIABLE EQUITY TRUST

Legg Mason Partners Variable Multiple Discipline Portfolio—Large Cap Growth and Value

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To Be Held on October 24, 2007

Please take notice that a Special Meeting of Shareholders (the “Meeting”) of Legg Mason Partners Variable Multiple Discipline Portfolio—Large Cap Growth and Value (the “Acquired Fund”), a series of Legg Mason Partners Variable Equity Trust (the “Trust”), a Maryland business trust, will be held at the offices of Bingham McCutchen LLP, 399 Park Avenue, Conference Room 21B, New York, New York 10022, on October 24, 2007, at 11:00 a.m., Eastern time, for the following purposes:

PROPOSAL 1:

To consider and vote upon an Agreement and Plan of Reorganization (the “Reorganization Agreement”), providing for (i) the acquisition of all of the assets and the assumption of all of the liabilities of the Acquired Fund, a series of the Trust, in exchange for shares of Legg Mason Partners Variable Appreciation Portfolio (the “Acquiring Fund”), a series of the Trust (the “Reorganization”), to be distributed to the shareholders of the Acquired Fund, and (ii) the subsequent termination of the Acquired Fund as a series of the Trust.

PROPOSAL 2:	To transact such other business as may properly come before the Meeting or any adjournments or postponements thereof.

The appointed proxies will vote in their discretion on any other business as may properly come before the Meeting or any adjournments or postponements thereof.

Holders of record of shares of the Acquired Fund at the close of business on August 3, 2007 (the “Record Date”) are entitled to vote at the Meeting and at any adjournments or postponements thereof.

Shares of the Acquired Fund and the Acquiring Fund (together, the “Funds”) are offered only to (i) variable annuity and variable life insurance separate accounts established by insurance companies (each, a “Participating Insurance Company,” and collectively, the “Participating Insurance Companies”) to fund variable annuity contracts and variable life insurance policies (the “Variable Annuity Funds”) and (ii) certain qualified pension and retirement plans. The rights accompanying shares of the Variable Annuity Funds are legally vested in the variable annuity contracts and variable life insurance products offered by the separate accounts of Participating Insurance Companies. However, in accordance with current law and interpretations thereof, Participating Insurance Companies will vote shares held in the separate accounts in a manner consistent with voting instructions timely received from the holders of variable annuity contracts and variable life insurance policies. A signed voting instruction form or other authorization by a holder that does not specify how the holder’s shares should be voted on a proposal may be deemed an instruction to vote such shares in favor of the proposal. Those persons who have a voting interest at the close of business on the Record Date will be entitled to submit instructions to their Participating Insurance Company. Each Participating Insurance Company will vote Variable Annuity Fund shares held in separate accounts for which no timely instructions are received from the holders of variable annuity contracts and variable life insurance policies, as well as shares it owns, in the same proportion as those shares for which such insurance company receives voting instructions. For purposes of this Proxy Statement/Prospectus, the term “shareholder” (when used to refer to the beneficial holder of ownership interests in the Acquired Fund) shall also be deemed to include holders of variable annuity contracts and variable life insurance policies.

If you hold shares through a variable annuity contract or a variable life insurance policy, and if you do not give specific voting instructions for your shares, they may not be voted at all or, as described above, they may be voted in a manner that you may not intend. Therefore, you are strongly encouraged to give your Participating Insurance Company specific instructions as to how you want your shares to be voted.

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Votes cast by proxy or in person at the Meeting will be tabulated by the inspectors of election appointed for the Meeting. The inspectors of election will determine whether or not a quorum is present at the Meeting. The inspectors of election will treat abstentions as present for purposes of determining a quorum.

YOUR VOTE ON THIS MATTER IS IMPORTANT. PLEASE VOTE PROMPTLY BY SIGNING AND DATING THE ENCLOSED VOTING INSTRUCTION CARD AND RETURNING IT IN THE ACCOMPANYING POSTAGE-PAID RETURN ENVELOPE OR BY FOLLOWING THE ENCLOSED INSTRUCTIONS TO VOTE BY TELEPHONE OR OVER THE INTERNET.

By Order of the Board of Trustees,

Robert I. Frenkel

Secretary

August [    ], 2007

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The information in this Proxy Statement/ Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Proxy Statement/ Prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

SUBJECT TO COMPLETION, DATED JULY 2, 2007

PROXY STATEMENT/PROSPECTUS

AUGUST [    ], 2007

PROXY STATEMENT FOR:

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

Legg Mason Partners Variable Multiple Discipline Portfolio—

Large Cap Growth and Value

(the “Acquired Fund”)

125 Broad Street

New York, New York 10004

1-800-451-2010

PROSPECTUS FOR:

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

Legg Mason Partners Variable Appreciation Portfolio

(the “Acquiring Fund”)

(each a “Fund” and, collectively, the “Funds”)

125 Broad Street

New York, New York 10004

1-800-451-2010

This combined Proxy Statement and Prospectus (the “Proxy Statement/Prospectus”) is being furnished in connection with the solicitation of proxies by the Board of Trustees (the “Board”) of Legg Mason Partners Variable Equity Trust (the “Trust”), a Maryland business trust, for a Special Meeting of Shareholders of the Acquired Fund (the “Meeting”). The Meeting will be held on October 24, 2007 at 11:00 a.m., Eastern time, at the offices of Bingham McCutchen LLP, 399 Park Avenue, Conference Room 21B, New York, New York 10022. At the Meeting, shareholders of the Acquired Fund as of the close of business on August 3, 2007 (the “Record Date”) will be asked to consider and act upon the following:

PROPOSAL 1:

To consider and vote upon an Agreement and Plan of Reorganization (the “Reorganization Agreement”), providing for (i) the acquisition of all of the assets and the assumption of all of the liabilities of the Acquired Fund, a series of the Trust, in exchange for shares of the Acquiring Fund, a series of the Trust (the “Reorganization”), to be distributed to the shareholders of the Acquired Fund, and (ii) the subsequent termination of the Acquired Fund as a series of the Trust.

PROPOSAL 2:	To transact such other business as may properly come before the Meeting or any adjournments or postponements thereof.

The Reorganization Agreement contemplates the transfer of all of the assets and the assumption of all of the liabilities of the Acquired Fund to the Acquiring Fund in exchange for newly-created Class II shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the Acquired Fund. The Acquired Fund would then distribute to its shareholders the portion of the shares of the Acquiring Fund to which each such shareholder is entitled, with each shareholder receiving shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of the Acquired Fund held by that shareholder as of the close of business on the day of the closing of the Reorganization. Thereafter, the Acquired Fund would be terminated as a series of the Trust.

You are being asked to approve the Reorganization Agreement pursuant to which the Reorganization would be accomplished. Because shareholders of the Acquired Fund are being asked to approve a transaction that will result in their holding shares of the Acquiring Fund, this Proxy Statement also serves as a Prospectus for the Acquiring Fund.

Acquired Fund—Share Class Exchanged	Acquiring Fund—Share Class Received
Legg Mason Partners Variable Multiple Discipline Portfolio—Large Cap Growth and Value Undesignated Class	Legg Mason Partners Variable Appreciation Portfolio Class II

If the Reorganization Agreement is approved, the shareholders of the Acquired Fund will receive newly-created Class II shares of the Acquiring Fund.

The Reorganization is being structured as a tax-free reorganization for Federal income tax purposes. See “Information about the Proposed Reorganization-Federal Income Tax Consequences” below. Shareholders should consult their tax advisors to determine the actual impact of the Reorganization in light of their individual tax circumstances.

Each Fund is a separate series of the Trust, a registered open-end management investment company organized as a Maryland business trust. The investment objective, principal investment policies and strategies, and principal risks of the Acquired Fund are substantially similar to those of the Acquiring Fund. There are, however, certain differences in investment policies, strategies and principal risks. Please see “Comparison of Investment Objectives, Strategies and Principal Risks of Investing in the Funds” in this Proxy Statement/Prospectus.

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This Proxy Statement/Prospectus, which you should retain for future reference, sets forth concisely the information about the Acquiring Fund that a prospective investor should know before investing. A Statement of Additional Information (the “Reorganization SAI”) dated August [    ], 2007 relating to this Proxy Statement/Prospectus and the Reorganization has been filed with the Securities and Exchange Commission (the “SEC”) and is incorporated by reference into (legally forms a part of) this Proxy Statement/Prospectus. A copy of the Reorganization SAI is available upon request and without charge by writing to the Funds at the address listed above or calling Shareholder Services at 800-451-2010.

For more information regarding the Funds, see the current prospectuses and statements of additional information of the Funds (the “Fund SAIs”) filed with the SEC on the dates as listed in Appendix A. The Acquired Fund Prospectus and each Fund SAI are incorporated into this Proxy Statement/Prospectus by reference.

The most recent annual report and the semi-annual report next succeeding such annual report, if any, for each Fund, which highlights certain important information such as investment performance and expense and financial information and which have been filed with the SEC, are incorporated herein by reference. You may receive a copy of the Prospectus, Fund SAI, annual report and semi-annual report for each Fund by contacting Shareholder Services at 800-451-2010, or by writing the Funds at the address listed above.

In addition, you can copy and review this Proxy Statement/Prospectus and the complete registration statement filed on Form N-14 containing the Proxy Statement/Prospectus and any of the above-referenced documents at the SEC’s Public Reference Room in Washington, DC. You may obtain information about the operation of the Public Reference Room by calling the SEC at (202) 551-8090. Reports and other information about each Fund are available on the EDGAR Database on the SEC’s Internet site at www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Room, 100 F Street, N.E., Washington, DC 20549.

A copy of the form of Reorganization Agreement pertaining to the Reorganization accompanies this Proxy Statement/Prospectus as Appendix B.

The information contained herein concerning the Acquired Fund has been provided by, and is included herein in reliance upon, the Acquired Fund. The information contained herein concerning the Acquiring Fund has been provided by, and is included herein in reliance upon, the Acquiring Fund.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED

OR DISAPPROVED THESE SECURITIES NOR PASSED UPON THE ACCURACY OR

ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION

TO THE CONTRARY IS A CRIMINAL OFFENSE.

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i

SUMMARY

This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Proxy Statement/Prospectus and the Reorganization Agreement, the form of which is attached to this Proxy Statement/Prospectus as Appendix B.

Proposed Reorganization

At a meeting held on June 25, 2007, the Board of the Trust, including all of the Trustees who are not “interested persons” of the Funds under the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”), unanimously approved the Reorganization Agreement. The Reorganization Agreement provides for:

1.	the transfer of all of the assets and the assumption of all of the liabilities of the Acquired Fund in exchange for the shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of the Acquired Fund;

2.	the distribution of the shares of the Acquiring Fund to the shareholders of the Acquired Fund; and

3.	the termination of the Acquired Fund as a series of the Trust.

The Reorganization Agreement is subject to approval by the shareholders of the Acquired Fund. The Reorganization, if approved by shareholders, is scheduled to be effective as of the close of business on November 9, 2007, or on such later date as the parties may agree (the “Closing Date”). As a result of the Reorganization, if approved by shareholders, each shareholder of the Acquired Fund will become the owner of the number of full and fractional shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the shareholder’s Acquired Fund shares as of the close of business on the Closing Date. See “Information about the Proposed Reorganization” below. For more information about the shares offered by the Acquired Fund and the Acquiring Fund see “Purchases, Redemptions and Exchanges of Fund Shares-Other Shareholder Information” in Appendix C.

For the reasons set forth below in “Information about the Proposed Reorganization-Reasons for the Reorganization and Board Considerations,” the Board of the Trust, including all of the Independent Board Members, has concluded that the Reorganization of the Acquired Fund would be in the best interests of the Acquired Fund and that the interests of the Acquired Fund’s existing shareholders would not be diluted as a result of the Reorganization. The Board, therefore, is hereby submitting the Reorganization Agreement to the shareholders of the Acquired Fund and recommends that shareholders of the Acquired Fund vote “FOR” the Reorganization Agreement. The Board of the Trust also has approved the Reorganization on behalf of the Acquiring Fund.

For the Acquired Fund, approval of the Reorganization Agreement will require, if a quorum is present at the Meeting, the affirmative vote of a majority of the outstanding voting securities of the Acquired Fund, as defined in the 1940 Act. A “majority of the outstanding voting securities” is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at the Meeting, if the holders of more than 50% of the outstanding voting securities of the Acquired Fund are present at the Meeting or represented by proxy, or (b) more than 50% of the outstanding voting securities of the Acquired Fund. See “Voting Information” below.

Prior to the completion of the Reorganization, the Funds will have received an opinion of Willkie Farr & Gallagher LLP to the effect that the Reorganization will qualify as a tax-free reorganization for Federal income tax purposes. Accordingly, no gain or loss will be recognized by the Acquired Fund or its shareholders as a result of the Reorganization, and the aggregate tax basis of the Acquiring Fund shares received by the Acquired Fund shareholders will be the same as the aggregate tax basis of the shareholders’ Acquired Fund shares. For more information about the Federal income tax consequences of the Reorganization, see “Information about the Proposed Reorganization-Federal Income Tax Consequences” below.

Some of the portfolio assets of the Acquired Fund may be sold in connection with the Reorganization. The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the Acquired Fund’s basis in such assets. Any capital gains recognized in these sales on a net basis, after the application of any available capital loss carryforwards, will be distributed to the Acquired Fund shareholders as capital gain dividends (to the extent of net realized long-term capital gains distributed) and/or ordinary dividends (to the extent of net realized short-term capital gains distributed) during or with respect to the year of sale, and such distributions will be taxable to shareholders.

Comparison of Investment Objectives, Principal Investment Policies, Strategies and Risks

This section will help you compare the investment objectives, principal investment policies, strategies and risks of the Acquired Fund and the Acquiring Fund. Please be aware that this is only a brief discussion. More detailed comparisons of the Funds appear later in this Proxy Statement/Prospectus, and a chart providing a side-by-side comparison of the Funds and their investment objectives, principal investment strategies and management can be found in Appendix D. The investment objective, principal investment policies, strategies and risks of the Acquiring Fund will apply to the combined fund following the Reorganization. More information can be found in each Fund’s prospectus and Fund SAI.

There are no material differences between the investment objectives of the Funds. The Acquired Fund’s investment objective is long-term growth of capital and the Acquiring Fund’s investment objective is long-term appreciation of capital.

Both Funds invest in securities of large capitalization companies. The Acquired Fund invests at least 80% of its assets in large capitalization companies—those with market capitalizations similar to companies in the Russell 1000 Index—and may invest up to 20% of its assets in companies with total market capitalizations below $5 billion. The Acquiring Fund typically invests in large and medium capitalization companies and may also invest in small capitalization companies.

Both Funds invest primarily in equity securities in both growth and value styles. The Acquired Fund’s strategy is to combine the efforts of different styles managed by different segment managers (large capitalization growth and value) and to invest in the stock selections considered most attractive in the opinion of each segment’s managers. The Acquiring Fund’s portfolio managers’ investment strategy consists of individual company selection and management of cash reserves. The Acquiring Fund’s portfolio managers select individual companies and look for investments among a strong core of growth and value stocks, consisting primarily of blue chip companies dominant in their industries. Both Funds are “diversified” under the 1940 Act, which means they are limited as to the percentage of assets that can be invested in the securities of a single issuer, and have identical “fundamental” investment restrictions, which cannot be changed without shareholder approval.

There are several differences between the Funds:

•

While the Acquired Fund intends to be substantially invested in equity securities of large capitalization companies and may invest up to 20% of its assets in money market instruments and/or cash to pay expenses and meet redemption requests, the Acquiring Fund may invest up to 35% of its total assets in debt securities and money market instruments for cash management or other purposes.

•

The Acquired Fund may invest in securities of non-U.S. issuers only through American Depositary Receipts (“ADRs”) and ordinary shares of non-U.S. companies that trade in the U.S. markets, while the Acquiring Fund may also invest directly in foreign securities.

•	The Acquiring Fund may invest up to 10% of its assets in securities of other investment companies.

The Funds are subject to substantially similar principal risk factors. As a result of the Reorganization, however, a shareholder in the Acquiring Fund will be subject to following additional, risks:

•	the risks associated with investing in debt securities other than money market instruments, including credit risk;

•	the risks associated with investing in securities of other investment companies; and

•	the risks associated with direct investments in foreign securities.

A detailed explanation of the principal risks for the Funds is set out in the “Comparison of Investment Objectives, Strategies and Principal Risks of Investing in the Funds” section of this Proxy Statement/Prospectus.

Effect on Expenses

Following the Reorganization, total annual operating expenses paid by Acquired Fund shareholders are expected to decline from 1.21% (gross) and 0.95% (net of voluntary fee waivers) to 0.98% (gross) and 0.88% (net of voluntary 12b-1 fee waivers). In addition, the effective management fee paid by Acquired Fund shareholders is expected to decline from 0.75% to 0.69%. Furthermore, the Acquiring Fund’s current management agreement includes breakpoints that reduce the management fee paid by the Acquiring Fund as the Fund’s net assets increase beyond certain asset levels. Following the Reorganization, the Acquiring Fund’s fee structure will apply.

Fee Table and Expense Example

The table below (1) compares the estimated fees and expenses of shares of the Acquired Fund and the newly-created Class II shares of the Acquiring Fund as of March 31, 2007, and (2) shows the estimated fees and expenses of Class II shares of the combined Fund, on a pro forma basis, as if the Reorganization occurred on March 31, 2007.

The estimates are based on the contracts and agreements in effect as of March 31, 2007 and reflect the operating expense accrual rates on that date, which are based on each Fund’s net assets as of March 31, 2007. Accordingly, the actual fees and expenses of each class of each Fund and the combined fund as of the Closing Date of the Reorganization may differ from those reflected in the tables below due to changes in net assets from those at March 31, 2007.

Changes in net assets may result from purchases and redemptions of Fund shares, market appreciation or depreciation, and other factors occurring between that date and the Closing Date of the Reorganization. As a general matter, changes (positive or negative) in either Fund’s expense ratios resulting from fluctuations in that Fund’s net assets will be borne by the shareholders of the Fund and the combined Fund. For information concerning the net assets of each Fund and class as of March 31, 2007, please see “Capitalization.”

The estimated expenses of the Funds as of March 31, 2007 and pro forma expenses following the Reorganization are set forth below:

	Pre-Reorganization
	Legg Mason Partners Variable Multiple Discipline Portfolio— Large Cap Growth and Value		Legg Mason Partners Variable Appreciation Portfolio*		Legg Mason Partners Variable Appreciation Pro Forma Combined Fund*
			Class II		Class II
Stockholder Fees (fees paid directly from a stockholder’s investment):
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price)	None		None		None
Maximum Deferred Sales Charge (Load) (as a % of the lower of net asset value at purchase or redemption)	None		None		None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.75%		0.69	%(1)	0.69	%(1)
Distribution and/or Service (12b-1) Fees	0.25%		0.25%		0.25%
Other Expenses	0.21%		0.04	%(2)	0.04	%(2)
Total Annual Fund Operating Expenses (gross of fee waivers and/or expense reimbursements)	1.21	%(3)	0.98%		0.98	%(4)

*	Prior to the Reorganization, the Acquiring Fund did not issue Class II shares.
(1)

The Acquiring Fund has a management fee schedule that reduces the management fee rate as assets increase as follows: 0.750% on assets up to and including $250 million; 0.700% on the next $250 million; 0.650% on the next $500 million; 0.600% on the next $1 billion; 0.550% on the next $1 billion; and 0.500% on assets over $3 billion.

(2)	Other expenses are estimated as the Acquiring Fund does not currently offer Class II shares.
(3)

Due to voluntary waivers and/or reimbursements, actual total operating expenses are not expected to exceed 1.00%. These voluntary fee waivers or reimbursements do not cover interest, brokerage, taxes and extraordinary expenses and may be reduced or terminated at any time.

(4)

Management has agreed to voluntarily cap expenses at 1.00% and may discontinue this waiver or reimbursement at any time. This voluntary waiver or reimbursement does not cover interest, brokerage, taxes and extraordinary expenses. In addition, 0.10% of 12b-1 fees will be voluntarily waived. Management may discontinue this waiver and/or reimbursement at any time.

The following examples help you compare the costs of investing in each of the Funds with the costs of investing in other mutual funds. The examples assume that you invest $10,000 for the periods shown, that your investment has a 5% return each year, that you reinvest all distributions and dividends, and that the Funds’ operating expenses (before voluntary fee waivers and/or expense reimbursements, if any) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

SHAREHOLDER FEES*:

	1 Year	3 Years	5 Years	10 Years
Legg Mason Partners Variable Multiple Discipline Portfolio—Large Cap Growth and Value	$123	$384	$665	$1,465
Legg Mason Partners Variable Appreciation Portfolio—Class II	$100	$312	$542	$1,203
Legg Mason Partners Variable Appreciation Portfolio Pro Forma Combined Fund—Class II	$100	$312	$542	$1,203

*	Amounts are estimated as the Acquiring Fund currently does not offer Class II shares.

Comparison of Distribution and Shareholder Servicing Arrangements and Purchase, Redemption and Exchange Policies and Procedures

Distribution arrangements for the Funds are identical with respect to purchases, redemptions and exchanges.

More information about the distribution and shareholder servicing arrangements of the newly-created Class II shares of the Acquiring Fund following the Reorganization and the procedures for making purchases, redemptions and exchanges of such shares are set forth in “Purchases, Redemptions and Exchanges of Fund Shares—Other Shareholder Information” in Appendix C to this Proxy Statement/Prospectus.

COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES AND PRINCIPAL RISKS OF INVESTING IN THE FUNDS

The following discussion comparing the investment objectives, strategies and principal risks of the Acquired Fund with the Acquiring Fund is based upon, and qualified in its entirety by, the disclosure appearing in the prospectuses (as supplemented) of the Acquired Fund and the Acquiring Fund under the captions “Investments, Risks and Performance” and “More about the Fund’s Investments.” The prospectuses (which may be supplemented from time to time) are dated as follows:

Acquired Fund	Prospectus Dated
Legg Mason Partners Variable Multiple Discipline Portfolio—Large Cap Growth and Value	April 30, 2007

Acquiring Fund	Prospectus Dated
Legg Mason Partners Variable Appreciation Portfolio	April 30, 2007

Additional information about each Fund’s investment objective and principal investment strategies may also be found in Appendix D to this Proxy Statement/Prospectus.

The investment objective, principal investment strategies and principal risks of the Acquiring Fund will apply to the combined Fund following the Reorganization.

Risk Factors

Because the Funds have substantially similar investment objectives, principal investment policies and strategies, the principal risks of investing in the Funds are substantially similar. You could lose money on your investments in either Fund.

The following summarizes the risks of investing in the Funds:

•	U.S. stock markets decline, or perform poorly relative to other types of investments;

•	A portfolio manager’s judgment about the attractiveness, growth prospects or potential appreciation of a particular stock proves to be incorrect;

•	Value and/or growth stocks fall out of favor with investors;

•	Large capitalization stocks fall out of favor with investors;

•	Key economic trends become materially unfavorable, such as rising interest rates and levels of inflation or slowdown of economic growth;

•

The portfolio managers’ judgment about the attractiveness, value or potential appreciation of a particular stock or, for the Acquiring Fund, about the amount to hold in cash reserves proves to be incorrect;

•

Because the Funds may invest in derivative instruments, they face additional risks. Even a small investment in derivative contracts can have a big impact on a Fund’s stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gain when stock prices, currency rates or interest rates are changing. A Fund may not fully benefit from or may lose money in derivates if changes in their value do not correspond as anticipated to changes in the value of the Fund’s holdings. The other parties to certain derivative contacts present the same types of credit risk as issuers of fixed-income securities. Derivatives can also make the Funds less liquid and harder to value, especially in declining markets; and

•	Key economic trends become materially unfavorable.

The Acquiring Fund is subject to the following additional risks:

•

Foreign Securities Investment Risk. Investments in securities of foreign entities and securities quoted or denominated in foreign currencies involve special risks. An investment in foreign securities involves risks in addition to those of U.S. securities, including possible political and economic instability and the possible imposition of exchange controls or other restrictions on investments. There are also risks associated with the different accounting, auditing, and financial reporting standards in many foreign countries. If the Acquiring Fund invests in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency rates relative to the U.S. dollar will affect the U.S. dollar value of the fund’s assets. Foreign securities may be less liquid than U.S. securities.

•

Debt Security Risk. The value of debt securities varies inversely with interest rates. This means generally that the value of these investments increases as interest rates fall and decreases as interest rates rise. Yields from short-term securities normally may be lower than yields from longer-term securities. A bond’s price is affected by the credit quality of its issuer. An issuer may not always make payments on a fixed income security. Some fixed income securities, such as mortgage-backed securities, are subject to prepayment risk, which occurs when an issuer can prepay the principal owed on a security before its maturity.

•

Credit Risk. If a security receives different ratings, the Acquiring Fund will treat the securities as being rated in the highest of those ratings. The Acquiring Fund may choose not to sell securities that are downgraded below the Acquiring Fund’s minimum acceptable credit rating after their purchase.

•

Other Investment Company Risk. Investments in other investment companies are subject to the risk of the securities in which those investment companies invest. In addition, to the extent the Acquiring Fund invests in securities of other investment companies, Fund shareholders would indirectly pay a portion of the operating costs of such companies in addition to the expenses of the Fund’s own operation. These costs include management, brokerage, shareholder servicing and other operational expenses.

Investment Objectives

The Acquired Fund’s investment objective is long-term growth of capital and the Acquiring Fund’s investment objective is long-term appreciation of capital. Both Funds may change their investment objective without shareholder approval.

Principal Investment Policies and Strategies

Both Funds invest in securities of large capitalization companies. The Acquired Fund invests at least 80% of its assets in large capitalization companies—those with market capitalizations similar to companies in the Russell 1000 Index—and may invest up to 20% of its assets in companies with total market capitalizations below $5 billion. The Acquiring Fund typically invests in large and medium capitalization companies and may also invest in small capitalization companies.

Both Funds invest primarily in equity securities in both growth and value styles. The Acquired Fund’s strategy is to combine the efforts of different styles managed by different segment managers (large capitalization growth and value) and to invest in the stock selections considered most attractive in the opinion of each segment’s managers. The Acquiring Fund’s portfolio managers’ investment strategy consists of individual company selection and management of cash reserves. The Acquiring Fund’s portfolio managers select individual companies and look for investments among a strong core of growth and value stocks, consisting primarily of blue chip companies dominant in their industries. Both Funds are “diversified” under the 1940 Act, which means they are limited as to the percentage of assets that can be invested in the securities of a single issuer, and have identical “fundamental” investment restrictions, which cannot be changed without shareholder approval.

There are several differences between the Funds:

•

While the Acquired Fund may invest up to 20% of its assets in money market instruments and/or cash to pay expenses and meet redemption requests, the Acquiring Fund may invest up to 35% of its total assets in debt securities and money market instruments for cash management or other purposes.

•

Both Funds may invest up to 10% of their assets in securities of non-U.S. issuers. The Acquired Fund may do so only through ADRs and ordinary shares of non-U.S. companies that trade in the U.S. markets, while the Acquiring Fund may also invest directly in foreign securities.

•	The Acquiring Fund may invest up to 10% of its assets in securities of other investment companies.

The Acquired Fund. Under normal market conditions, the Acquired Fund will invest at least 80% of net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations—those with market capitalizations similar to companies in the Russell 1000 Index. Securities of companies whose market capitalizations no longer meet this definition after purchase by the Fund still will be considered securities of large capitalization companies for purposes of the Fund’s 80% investment policy. While the Acquired Fund intends to be substantially invested in equity securities of large capitalization companies, the Acquired Fund may invest up to 20% of its assets in equity securities of companies with total market capitalizations below $5 billion and in money market instruments and/or cash to pay expenses and meet redemption requests.

The Acquired Fund’s strategy is to combine the efforts of different styles (large cap growth and value) and to invest in the stock selections considered most attractive in the opinion of each segment’s managers. The large cap growth segment seeks to invest in large-capitalization growth stocks that in the segment manager’s opinion are of high quality and have superior balance sheets, exceptional management teams and consistent, long-term operating histories. This investment style focuses on more consistent growth of capital while seeking to reduce volatility of returns. The large cap value segment seeks to invest in established, undervalued companies that the segment managers believe to be experiencing a fundamental, positive change that is not reflected in the stock price. The target allocations are 50% to the large cap growth segment and 50% to the large cap value segment. The Fund’s portfolio is coordinated by portfolio managers who purchase and sell securities for the portfolio on the basis of recommendations received from each segment’s portfolio managers. The coordinating portfolio managers identify and analyze duplicate positions that may occur if different segment managers direct the purchase of the same security for their respective segments, and determine whether the size of each position is appropriate for the Fund.

In addition, the Fund may:

•	Invest up to 10% of its net assets (at the time of purchase) in ADRs and ordinary shares of non-U.S. companies that trade in U.S. markets; and

•

Use derivatives, such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; and interest rate or currency swaps as a (i) hedge against the economic impact of adverse changes in the market value of the Acquired Fund’s securities, due to changes in stock market prices, currency exchange rates or interest rates; (ii) substitute for buying or selling securities; and (iii) cash flow management technique.

The Acquiring Fund. The Acquiring Fund invests primarily in equity securities of U.S. companies. The Fund typically invests in medium and large capitalization companies, but may also invest in small capitalization companies. The Acquiring Fund’s portfolio managers’ investment strategy consists of individual company selection and management of cash reserves. The Acquiring Fund may invest up to 35% of its total assets in debt securities and money market instruments for cash management or other purposes.

The portfolio managers look for investments among a strong core of growth and value stocks, consisting primarily of blue chip companies dominant in their industries. The Fund may also invest in companies with prospects for sustained earnings growth and/or a cyclical earnings record. In selecting individual companies for the Acquiring Fund’s portfolio, the portfolio managers look for the following:

•	Strong or rapidly improving balance sheets;

•	Recognized industry leadership; or

•	Effective management teams that exhibit a desire to earn consistent returns for shareholders.

In addition, the portfolio managers consider the following characteristics:

•	Past growth records;

•	Future earnings prospects;

•	Technological innovation;

•	General market and economic factors; or

•	Current yield or potential for dividend growth.

Generally, companies in the Acquiring Fund’s portfolio fall into one of the following categories:

•

Companies with assets or earning power that are either unrecognized or undervalued. The portfolio managers generally look for a catalyst that will unlock these values. The portfolio managers also look for companies that are expected to have unusual earnings growth or whose stocks appear likely to go up in value because of marked changes in the way they do business (for example, a corporate restructuring); or

•	Companies with superior demonstrated and expected growth characteristics whose stocks are available at a reasonable price. Typically, there is strong recurring demand for these companies’ products.

The portfolio managers adjust the amount held in cash reserves depending on the portfolio managers’ outlook for the stock market. The portfolio managers will increase the Fund’s allocation to cash when, in the portfolio managers’ opinion, market valuation levels become excessive. The portfolio managers may sometimes hold a significant portion of the Fund’s assets in cash while waiting for buying opportunities or to provide a hedge against stock market declines.

In addition, the Acquiring Fund may:

•

Invest up to 10% of its assets in securities of other investment companies, including shares in a portfolio of securities that seeks to track the performance of an underlying equity index or a portion of an equity index. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees;

•

Invest up to 10% of its net assets in securities of foreign issuers directly or in the form of ADRs, European Depositary Receipts or similar securities representing interests in common stock of foreign issuers; and

•

Use derivatives, such as futures and options on securities, as a (i) hedge against the economic impact of adverse changes in the market value of the Acquiring Fund’s securities, due to changes in stock market prices, currency exchange rates or interest rates; (ii) substitute for buying or selling securities; and (iii) cash flow management technique.

Comparison between Fundamental Investment Restrictions

The Funds have identical fundamental investment restrictions, which cannot be changed without shareholder approval.

INFORMATION ABOUT THE PROPOSED REORGANIZATION

The Reorganization Agreement

The following summary of the Reorganization Agreement is qualified in its entirety by reference to the form of Reorganization Agreement attached as Appendix B to this Proxy Statement/Prospectus. The Reorganization Agreement provides for (1) the transfer of all of the assets and the assumption of all of the liabilities of the Acquired Fund in exchange for shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of the Acquired Fund, (2) the distribution of shares of the Acquiring Fund to the shareholders of the Acquired Fund and (3) the redemption of Acquired Fund shares and the termination of the Acquired Fund as a series of the Trust.

Subject to the satisfaction of the conditions described below, the Reorganization is scheduled to occur as of the close of business on November 9, 2007, or on such later date as the parties may agree (the “Closing Date”). The net asset value of the Funds shall be computed using the valuation procedures established by the Board. The number of shares of the newly-created Class II shares of the Acquiring Fund to be issued in exchange for the Acquired Fund’s assets shall be determined by dividing the net asset value of the shares of the Acquired Fund by the net asset value per share of the newly-created Class II shares of the Acquiring Fund.

The number of full and fractional shares of the Acquiring Fund to be received by an Acquired Fund shareholder in the Reorganization will be equal in aggregate net asset value to the aggregate net asset value of the shares of the Acquired Fund held by such shareholder as of the close of regularly scheduled trading on the New York Stock Exchange (the “NYSE”) on the Closing Date or such later time as the Acquired Fund’s net asset value is calculated. As promptly as practicable after the Closing Date, the Acquired Fund will terminate and distribute pro rata to its shareholders of record, as of the close of regularly scheduled trading on the NYSE on the Closing Date, the newly-created Class II shares of the Acquiring Fund received by the Acquired Fund in the Reorganization. The distribution of Acquiring Fund shares will be accomplished by the transfer of the Acquiring Fund shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund’s shareholders.

If the Reorganization is approved:

•	Shareholders of the Acquired Fund will receive newly-created Class II shares of the Acquiring Fund.

All issued and outstanding shares of the Acquired Fund will simultaneously be redeemed on the books of the Acquired Fund. This Proxy Statement/Prospectus constitutes notice of any such redemption. The Acquiring Fund will not issue certificates representing the newly-created Class II shares issued in connection with the Reorganization.

After such distribution and redemption, the Acquired Fund will take any necessary steps under Maryland law, the Trust’s declaration of trust and any other applicable law to effect its termination as a series of the Trust.

The Board of the Trust has determined with respect to each Fund that the interests of the Fund’s shareholders will not be diluted as a result of the Reorganization and that participation in the Reorganization is in the best interests of each Fund. In making these determinations, the Board of the Trust took into account that management has agreed to pay all the printing, proxy solicitation, mailing and postage costs of the

Reorganization, and 50% of the additional out-of-pocket costs, such as legal fees, expenses relating to the preparation and filing of various regulatory documents, expenses of preparing and distributing prospectus and SAI supplements, and auditor fees. The transaction costs associated with repositioning the Funds’ portfolios in connection with the Reorganization will be borne by the Funds, as is consistent with industry practice.

The Reorganization Agreement may be terminated and the Reorganization abandoned at any time prior to the Closing Date, if circumstances should develop that, in the opinion of the Board, make proceeding with the Reorganization inadvisable. The Reorganization Agreement provides that the Acquired Fund or the Acquiring Fund may waive compliance with any of the covenants or conditions made therein for the benefit of either Fund, other than the requirements that: (a) the Reorganization Agreement be approved by shareholders of the Acquired Fund; and (b) the Funds receive the legal opinion of Willkie Farr & Gallagher LLP that the transaction contemplated by the Reorganization Agreement will constitute a tax-free reorganization for Federal income tax purposes. The Board may waive such compliance only if it finds such waiver to be in the best interest of the Funds.

Approval of the Reorganization Agreement will require the affirmative vote of a majority of the outstanding voting securities of the Acquired Fund as defined in the 1940 Act. See “Voting Information” below.

Description of the Acquiring Fund’s Shares

Acquired Fund shareholders of record as of the Closing Date will receive full and fractional shares of the Acquiring Fund in accordance with the procedures provided for in the Reorganization Agreement, as described above. Each such share will be fully paid and non-assessable when issued and will have no pre-emptive or conversion rights as more fully described in “Purchases, Redemptions and Exchanges of Fund Shares—Other Shareholder Information” attached as Appendix C to this Proxy Statement/Prospectus. The Acquiring Fund will not issue share certificates.

Reasons for the Reorganization and Board Considerations

The Reorganization is among a series of initiatives following the December 2005 acquisition by Legg Mason, Inc. (“Legg Mason”) of Citigroup Asset Management (“CAM”), which included the Funds’ investment managers. The Reorganization is part of a broad set of initiatives, including a comprehensive review of Legg Mason’s various products, undertaken by Legg Mason with the goal of integrating and streamlining Legg Mason’s mutual fund offerings.

The proposed Reorganization was presented to the Board for consideration with supporting information prepared by Legg Mason at a Board meeting held on June 25, 2007, and was approved at that meeting. The Board, including all of its Independent Board Members, following discussion of the advantages and any disadvantages to the Acquired Fund, determined that: (1) the proposed Reorganization would be in the best interests of the Acquired Fund; and (2) the proposed Reorganization would not result in the dilution of the interests of the Acquired Fund or its shareholders.

In approving the Reorganization, the Board, based on information provided by Legg Mason, considered a number of factors, including the following:

•	the benefits to the Funds that are expected to be derived from the integration of the Funds, as described below;

•	the objective of management to eliminate comparable or duplicative product offerings;

•	the compatibility of the investment objectives, strategies, policies, and risks of the Funds;

•	the portfolio managers of the Funds;

•	greater marketing and distribution focus on a smaller number of funds, which may promote asset growth over time;

•	the relative sizes of the Funds, acknowledging that the Acquiring Fund is substantially larger than the Acquired Fund;

•

the performance history of the Funds and the fact that the Acquiring Fund has had better performance for the one- and three-year periods ended March 31, 2007 (the Acquired Fund has less than five years of operations);

•

the expense ratios of the Funds, information as to specific fees and expenses of the Acquiring Fund and the Acquired Fund and the fact that the combined Fund is expected to have lower total annual operating expenses and a lower effective management fee;

•	the absence of a dilutive effect on interests of current shareholders of the Funds;

•	the Federal tax consequences of the Reorganization to the Acquired Fund and its shareholders, including that the Reorganization has been structured to qualify as a Federal tax-free transaction;

•	benefits that may be derived by Legg Mason and its affiliates as a result of the Reorganization as well as from various relationships with the Funds;

•

the allocation of expenses associated with the Reorganization among the Funds and Legg Mason (as noted above, Legg Mason will pay for all printing, proxy solicitation, mailing and postage costs of the Reorganization, and 50% of the additional out-of-pocket costs, such as legal fees, expenses relating to the preparation and filing of various regulatory documents, expenses of preparing and distributing prospectus and SAI supplements, and auditor fees); and

•	the potential for greater economies of scale and lower expenses, resulting from greater asset growth over time.

If the Reorganization is approved by shareholders and is consummated, Legg Mason is expected to:

•	achieve higher profitability due to decreased costs and increased revenue including from a potential increase in assets under management;

•	reduce the level of its operational expenses for administrative, compliance and portfolio management services as the number of separate funds declines; and

•

benefit from the increased revenues from rising asset levels to the extent that the Reorganization helps to streamline the fund family, encourage a more focused marketing and distribution effort, produce better performance, and generally make the funds more attractive investment vehicles to the investing public.

Federal Income Tax Consequences

The Reorganization is conditioned upon the receipt by the Funds of an opinion from Willkie Farr & Gallagher LLP, substantially to the effect that, based upon certain facts, assumptions and representations of the parties, for federal income tax purposes:

(i)	The acquisition by the Acquiring Fund of all of the assets of the Acquired Fund solely in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, followed by the distribution by the Acquired Fund to its shareholders of shares of the Acquiring Fund, all pursuant to the Reorganization Agreement, constitutes a reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”);

(ii)	The Acquired Fund will not recognize gain or loss upon the transfer of its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption of all of the liabilities of the Acquired Fund by the Acquiring Fund; and the Acquired Fund will not recognize gain or loss upon the distribution to its shareholders of shares of the Acquiring Fund in liquidation of the Acquired Fund;

(iii)	Shareholders will not recognize gain or loss on the receipt of shares of Acquiring Fund solely in exchange for shares of the Acquired Fund pursuant to the Reorganization;

(iv)	The aggregate basis of the shares of the Acquiring Fund received by each shareholder pursuant to the Reorganization will be the same as the aggregate basis of the shares of the Acquired Fund exchanged therefor;

(v)	The holding period of the shares of the Acquiring Fund received by each shareholder pursuant to the Reorganization will include the holding period of the shares of the Acquired Fund exchanged therefor, provided that the shareholder held the shares of the Acquired Fund as a capital asset at the time of the Reorganization;

(vi)	The Acquiring Fund will not recognize gain or loss upon the receipt of the assets of the Acquired Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund;

(vii)	The basis of the assets of the Acquired Fund transferred to the Acquiring Fund in the Reorganization will be the same in the hands of the Acquiring Fund as the basis of such assets in the hands of the Acquired Fund immediately prior to the transfer; and

(viii)	The holding period of the assets of the Acquired Fund transferred to the Acquiring Fund in the reorganization in the hands of the Acquiring Fund will include the periods during which such assets were held by the Acquired Fund (except to the extent that the investment activities of the Acquiring Fund acts to reduce or eliminate such holding period).

While neither the Acquired Fund nor the Acquiring Fund is aware of any adverse state or local tax consequences of the proposed Reorganization, they have not requested any ruling or opinion with respect to such consequences and shareholders should consult their own tax adviser with respect to such matters.

Prior to the Closing Date, the Acquired Fund, to the extent necessary, will pay a dividend or dividends, which together with all previous dividends, are intended to have the effect of distributing to its shareholders all of its investment company taxable income for taxable years ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid) and all of its net capital gain, if any, realized in taxable years ending on or prior to the Closing Date (after reduction for any available capital loss carryforward).

Information Regarding Tax Capital Loss Carryforwards

The Funds did not have any capital loss carryforwards as of their prior fiscal year-ends.

TERMINATION OF THE ACQUIRED FUND

If the Reorganization is effected, the Acquired Fund’s issued and outstanding shares will be redeemed and the Acquired Fund will be terminated as a series of the Trust.

PORTFOLIO SECURITIES

If the Reorganization is effected, management will analyze and evaluate the portfolio securities of the Acquired Fund being transferred to the Acquiring Fund. Consistent with the Acquiring Fund’s investment objective and policies, any restrictions imposed by the Code and the best interests of the Acquiring Fund’s shareholders (including former shareholders of the Acquired Fund), management will determine the extent and duration to which the portfolio securities of the Acquired Fund will be maintained by the Acquiring Fund. It is possible that there may be some dispositions of the portfolio securities of the Acquired Fund in connection with the Reorganization. Subject to market conditions at the time of any such disposition, the disposition of the portfolio securities of the Acquired Fund may result in a capital gain or loss. The actual tax consequences of any disposition of portfolio securities will vary depending upon the specific security(ies) being sold and the Acquiring Fund’s ability to use any available loss carryforwards.

No securities of the Acquired Fund need to be sold in order for the Acquiring Fund to comply with its investment restrictions or policies. The Funds may buy and sell securities in the normal course of their operations.

INFORMATION ABOUT MANAGEMENT OF THE ACQUIRING FUND

Investment Manager and Sub-Adviser

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has served as the Acquiring Fund’s investment manager since August 1, 2006. LMPFA, a subsidiary of Legg Mason, located at 399 Park Avenue, New York, New York 10022, is a recently-organized investment adviser that provides administrative and certain oversight services to the Fund. ClearBridge Advisors, LLC (“ClearBridge”) provides the day-to-day portfolio management of the Acquiring Fund as subadviser, except for the management of cash and short-term instruments, which is performed by LMPFA.

ClearBridge has offices at 399 Park Avenue, New York, New York 10022 and is a recently-organized investment adviser that has been formed to succeed to the equity securities portfolio management business of Citigroup Asset Management (“CAM”), which was acquired by Legg Mason in December 2005.

LMPFA and ClearBridge are wholly-owned subsidiaries of Legg Mason. Legg Mason, whose principal executive offices are at 100 Light Street, Baltimore, Maryland 21202, is a financial services holding company. As of March 31, 2007, Legg Mason’s asset management operation had aggregate assets under management of approximately $968.5 billion. As of March 31, 2007, ClearBridge had aggregate assets under management of approximately $111.4 billion.

Prior to August 1, 2006, Smith Barney Fund Management LLC (“SBFM”) was the Acquiring Fund’s investment manager. SBFM is also a wholly-owned subsidiary of Legg Mason.

Management and sub-advisory fees are paid to LMPFA and ClearBridge at the following rates as a percentage of the Acquiring Fund’s average daily net assets:

Acquiring Fund	Investment Manager	Contractual Fee Rate (before any waiver or reimbursement)	Sub-Adviser	Fee Received by Sub-Adviser
Legg Mason Partners Variable Appreciation Portfolio	LMPFA	0.750% on assets up to and including $250 million; 0.700% on assets over $250 million and up to and including $500 million; 0.650% on assets over $500 million and up to and including $1 billion; 0.600% on assets over $1 billion and up to and including $2 billion; and 0.550% on assets over $2 billion and up to and including $3 billion; and 0.500% on assets over $3 billion.	ClearBridge	70% of the management fee paid to LMPFA, net of expense waivers and reimbursements.

During the fiscal year ended December 31, 2006, the Acquiring Fund paid a management fee of 0.69% of the Fund’s average daily net assets for advisory and administrative services. For the period from January 1, 2006 through July 31, 2006, the Fund paid SBFM a management fee equal to 0.69% of the Fund’s average daily net assets. For the period from August 1, 2006 through December 31, 2006, the Fund paid LMPFA a management fee equal to 0.69% of the Fund’s average daily net assets.

Additional information about the factors considered by the Board of the Acquiring Fund in approving the investment management agreement with LMPFA and the sub-advisory agreement with ClearBridge is contained in the Fund’s semi-annual report to shareholders for the period ended June 30, 2006.

Certain Legal Proceedings

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (“CGMI”) and a number of its then affiliates, including SBFM, which were then the investment adviser or manager to the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and board members of the Defendant Funds

(collectively, the “Defendants”). The complaints alleged, among other things, that CGMI created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGMI for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Defendant Funds in which none of the plaintiffs had invested (including both Funds) and dismissing those Defendant Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, Salomon Brothers Asset Management, Inc., SBFM and CGMI as investment advisers to the identified funds, as well as CGMI as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Second Amended Complaint alleges no claims against either Fund or any of their board members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Defendant Funds in the future.

* * *

On May 31, 2005, the SEC issued an order in connection with the settlement of an administrative proceeding against SBFM, the then-investment adviser or manager to the Funds, and CGMI, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including both Funds (the “Affected Funds”).

The SEC order found that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended and the rules promulgated thereunder (“Advisers Act”). Specifically, the order found that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that CAM, the Citigroup Inc. (“Citigroup”) business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI. The order also found that SBFM and CGMI willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed. SBFM and CGMI do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGMI would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, LMPFA does not believe that this matter will have a material adverse effect on the Affected Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

* * *

Beginning in August 2005, five class action lawsuits alleging violation of federal securities laws and state laws were filed against CGMI and SBFM (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described above. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager of the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. The motion contemplates a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

As of the date hereof, LMPFA believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Acquiring Fund or the ability of the Acquiring Fund’s investment manager and its affiliates to continue to render services to the Fund under its contract.

* * *

On September 16, 2005, the staff of the SEC informed SBFM and ClearBridge Asset Management Inc. (formerly Salomon Brothers Asset Management Inc) that the staff is considering recommending that the SEC institute administrative proceedings against SBFM and ClearBridge Asset Management Inc. for alleged violations of Sections 19(a) and 34(b) of the 1940 Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the 1940 Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or ClearBridge Asset Management Inc.

* * *

The foregoing speaks only as of the date of this Proxy Statement/Prospectus. Additional lawsuits presenting allegations and requests for relief arising out of or in connection with any of the foregoing matters may be filed against these and related parties in the future.

Portfolio Managers of the Acquiring Fund

Harry D. Cohen and Scott D. Glasser are the co-portfolio managers of the Acquiring Fund. Mr. Cohen has been responsible for the day-to-day management of the Acquiring Fund’s portfolio since 1991. Mr. Cohen is a managing director and Co-Chief Investment Officer of ClearBridge and has 38 years of securities business experience. Mr. Glasser has been responsible for the day-to-day management of the Acquiring Fund’s portfolio since 1995. Mr. Glasser is a managing director and an Investment Officer of ClearBridge and a Co-Director of Research of ClearBridge and has 16 years of securities business experience. It is expected that Mr. Cohen and Mr. Glasser will remain the co-portfolio managers of the combined fund after the consummation of the Reorganization.

The Fund SAI for the Acquiring Fund provides information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Acquiring Fund. Similar information with respect to portfolio manager compensation is also included in Appendix E.

Performance of the Funds

Historical performance of each Fund is detailed in Appendix H of this Proxy Statement/Prospectus.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Legg Mason and certain of the Acquiring Fund’s service providers, which include Legg Mason affiliated service providers, have a financial interest in the Reorganization because their respective fees under agreements with the Acquiring Fund generally increase as the amount of the assets of the Acquiring Fund increase and the amount of those assets will increase as a result of the Reorganization (although this increase in assets is expected to be offset by the concomitant loss of the Acquired Fund’s assets).

Information about the Acquired Fund and the Acquiring Fund is included in their prospectuses and Fund SAIs, annual reports and semi-annual reports filed with the SEC and dated as listed in Appendix A. Copies of these documents, the Reorganization SAI and any subsequently released shareholder reports are available upon request and without charge by calling the Funds at 800-451-2010 or by writing to the Funds at 125 Broad Street, New York, New York 10004.

The Funds are subject to the informational requirements of the Securities Exchange Act of 1934, and in accordance therewith file reports and other information including proxy material, reports and charter documents with the SEC. These reports and other information can be inspected and copied at the public reference facilities maintained by the SEC at 100 F Street, NE, Washington, DC 20549. Reports and other information about each Fund are available on the Edgar Database on the SEC’s website at www.sec.gov. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, 100 F Street, NE, Washington, DC 20549 at prescribed rates.

Financial Highlights

The fiscal year ends of the Funds are as follows:

Fund	Fiscal Year End
Legg Mason Partners Variable Multiple Discipline Portfolio—Large Cap Growth and Value	December 31
Legg Mason Partners Variable Appreciation Portfolio	December 31

The financial highlights of the Acquiring Fund that are contained in Appendix F have been derived from financial statements audited by KPMG LLP, each Fund’s independent registered public accounting firm.

Discussions regarding “Management’s Discussion of Fund Performance for the Acquiring Fund” are contained in Appendix G and the historical performance of the Acquiring Fund is contained in Appendix H.

Distribution Plan

The Acquiring Fund has adopted a Rule 12b-1 distribution plan for the newly-created Class II shares. Under the plan, the Class II shares of the Fund are subject to a distribution fee of 0.25% of their average daily net assets. The plan allows Class II shares of the Fund to bear distribution fees in connection with the sale and distribution of Class II shares. It also allows the Acquiring Fund to pay for services to Class II shareholders. This fee is an ongoing expense and over time may cost you more than paying other types of sales charges.

Legg Mason Investor Services, LLC (“LMIS”), located at 100 Light Street, Baltimore, Maryland 21202, and CGMI, located at 388 Greenwich Street, New York, New York 10013, serve as each Fund’s co-distributors. LMIS is a wholly owned subsidiary of Legg Mason.

A distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. A distributor may also make payments to dealers for marketing, promotional or related expenses. The amount of these payments is determined by the distributor and may be substantial. Legg Mason or an affiliate may make similar payments under similar arrangements.

The payments described above are often referred to as “revenue sharing payments.” The recipients of such payments may include the Funds’ distributors, affiliates of Legg Mason, broker-dealers, financial institutions and other financial intermediaries through which investors may purchase shares of the Funds. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a Fund to you. Please contact your financial intermediary for details about revenue sharing payments it may receive.

Form of Organization

Each Fund is a series of the Trust, a Maryland business trust.

CAPITALIZATION

The following table sets forth the unaudited capitalization of the Acquired Fund and the Acquiring Fund as of March 31, 2007, and on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at net asset value. There have been no significant changes to the Funds since March 31, 2007. The pro forma capitalization information is for informational purposes only. No assurance can be given as to how many shares of the Acquiring Fund will be received by shareholders of the Acquired Fund on the Closing Date, and the information should not be relied upon to reflect the number of shares of the Acquiring Fund that actually will be received. As of June 29, 2007, the assets of the Acquired Fund did not exceed 10% of the assets of the Acquiring Fund.

The following table sets out the effect of the proposed acquisition of assets at net asset value on a pro forma basis:

Pro Forma Combined Capitalization Table

Legg Mason Partners Variable Multiple Discipline Portfolio—Large Cap Growth and Value and

Legg Mason Partners Variable Appreciation Portfolio

(as of March 31, 2007) (Unaudited)

	Legg Mason Partners Variable Multiple Discipline Portfolio—Large Cap Growth and Value	Legg Mason Partners Variable Appreciation Portfolio	Pro Forma Adjustments	Pro Forma Combined Legg Mason Partners Variable Appreciation Portfolio
		Class I		Class I
Net Assets	—	$886,643,755	—	$886,643,755
Shares Outstanding	—	33,271,023	—	33,271,023
Net Asset Value Per Share	—	$26.65		$26.65

		Class II(a)		Class II
Net Assets	$35,162,458	$—	—	$35,162,458
Shares Outstanding	2,237,338	—	(917,921)	1,319,417
Net Asset Value Per Share	$15.72	$—		$26.65

(a)	The Acquiring Fund will not issue Class II shares prior to the Reorganization. The initial net asset value per share of the Acquiring Fund Class II shares will be based upon the net asset value per share of the Acquiring Fund Class I shares.

DIVIDENDS AND DISTRIBUTIONS

Each Fund distributes income and capital gains, if any, annually.

The Funds pay dividends and distributions on a per-share basis. This means that the value of your shares will be reduced by the amount of the payment. If you purchase shares shortly before the record date for a dividend or a distribution of capital gains, you will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

For more information on the distribution policies of the Acquiring Fund, see “Purchases, Redemptions and Exchanges of Fund Shares—Other Shareholder Information” at Appendix C to this Proxy Statement/ Prospectus.

OTHER B USINESS

The Board does not intend to present any other business at the Meeting. If, however, any other matters are properly brought before the Meeting or any adjournment or postponement thereof, the persons named as proxies will vote thereon in accordance with their discretion.

SHAREHOLDER COMM UNICATIONS WITH THE BOARD

Shareholders who want to communicate with the Board or any individual Board member should write their Fund to the attention of Robert I. Frenkel, Secretary, 125 Broad St., 10th Floor, New York, New York 10004. The letter should indicate that you are a Fund shareholder If the communication is intended for a specific Board member and so indicates, it will be sent only to that Board member. If a communication does not indicate a specific Board member it will be sent to the chair of the nominating and governance committee of the Board and the outside counsel to the Independent Board Members for further distribution as deemed appropriate by such persons.

VOTING INFORMATION

This Proxy Statement/Prospectus is furnished in connection with a solicitation of proxies by the Board to be used at the Meeting. This Proxy Statement/Prospectus, along with the Notice of Special Meeting and a voting instruction card, are first being mailed to shareholders of the Acquired Fund on or about August [    ], 2007 or as soon as practicable thereafter. Only shareholders of record as of the close of business on the Record Date will be entitled to notice of, and to vote at, the Meeting, and at any adjournments or postponements thereof. If the enclosed form of voting instruction card is properly completed, signed and dated and returned in time to be voted at the Meeting, the proxies named thereon will vote the shares represented by the voting instruction card in accordance with the instructions marked thereon. Unmarked but properly signed and dated voting instruction cards will be voted “FOR” approval of the Reorganization Agreement and “FOR” any other matters the proxies deem appropriate. Please see Appendix I to this Proxy Statement for instructions on how to sign your voting instruction card.

A shareholder may revoke a proxy at any time on or before the Meeting by either (1) submitting to the Acquired Fund a subsequently dated proxy, (2) delivering to the Acquired Fund a written notice of revocation (addressed to the Secretary at the principal executive office of the Acquired Fund at the address shown at the beginning of this Proxy Statement/Prospectus) or (3) otherwise giving notice of revocation at the Meeting, at all times prior to the exercise of the authority granted in the voting instruction card. Merely attending the Meeting, however, will not revoke any previously executed proxy. Unless revoked, all valid and executed proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, for approval of the Reorganization Agreement and the Reorganization contemplated thereby. Contract owners should consult their Participating Insurance Company regarding their ability to revoke voting instructions after such instructions have been provided to the Participating Insurance Company.

Shares of the Funds are offered only to variable annuity and variable life insurance separate accounts established by insurance companies (each, a “Participating Insurance Company”) to fund variable annuity contracts and variable life insurance policies (the “Variable Annuity Funds”). The rights accompanying shares of the Variable Annuity Funds are legally vested in the variable annuity contracts and variable life insurance products offered by the separate accounts of Participating Insurance Companies. However, in accordance with current law and interpretations thereof, Participating Insurance Companies will vote shares held in the separate accounts in a manner consistent with voting instructions timely received from the holders of variable annuity contracts and variable life insurance policies. A signed and dated voting instruction form or other authorization by a holder that does not specify how the holder’s shares should be voted on a proposal may be deemed an instruction to vote such shares in favor of the applicable proposal. Those persons who have a voting interest at the close of business on the Record Date will be entitled to submit instructions to their Participating Insurance Company. Each Participating Insurance Company will vote Variable Annuity Fund shares held in separate accounts for which no timely instructions are received from the holders of variable annuity contracts and variable life insurance policies, as well as shares it owns, in the same proportion as those shares for which such insurance company receives voting instructions.

If you hold shares through a variable annuity contract or a variable life insurance policy, and if you do not give specific voting instructions for your shares, they may not be voted at all or, as described above, they may be voted in a manner that you may not intend. Therefore, you are strongly encouraged to give your Participating Insurance Company specific instructions as to how you want your shares to be voted.

Even if you plan to attend the Meeting, we ask that you sign, date and return the enclosed voting instruction card or vote by telephone or through the Internet. This will help us ensure that an adequate number of shares are present for the Meeting to be held.

Photographic identification will be required for admission to the Meeting.

A person submitting votes by telephone or over the Internet is deemed to represent that he or she is authorized to vote on behalf of all owners of the account, including spouses or other joint owners. By using the telephone or the Internet to submit voting instructions, the shareholder is authorizing Broadridge Investor Communication Solutions, Inc. (“Broadridge”), a proxy solicitation firm, and its agents, to execute a proxy to vote the shareholder’s shares at the Meeting as the shareholder has indicated. The Acquired Fund will use procedures designed to authenticate shareholders’ identities, to allow shareholders to authorize the voting of their shares in accordance with their instructions and to allow shareholders to confirm that their instructions have been recorded properly.

Proxy Solicitation

The cost of printing and mailing the enclosed Proxy Statement/Prospectus, accompanying Notice of Special Meeting and voting instruction card, along with postage and proxy solicitation costs will be borne by Legg Mason and will not be borne by the Funds. These costs will be borne by Legg Mason whether or not the Reorganization is approved. Legg Mason will pay 50% of the additional out-of-pocket costs, such as legal fees, expenses relating to the preparation and filing of various regulatory documents, expenses of preparing and distributing prospectus and SAI supplements, and auditor fees. Solicitation may be made by letter or telephone by officers or employees of Legg Mason, or by dealers and their representatives. Brokerage houses, banks and other fiduciaries and others may be requested to forward proxy solicitation material to the beneficial owner of shares of the Fund to obtain authorization for the execution of proxies. Legg Mason will reimburse brokerage firms, custodians, banks and fiduciaries for their expenses in forwarding the Proxy Statement/Prospectus and proxy materials to the beneficial owners of the Acquired Fund’s shares. In addition, Legg Mason, on behalf of the Acquired Fund, has retained Broadridge to assist in the solicitation of proxies. It is anticipated that Broadridge will be paid approximately $3,500 for such solicitation services (plus reimbursements of out-of-pocket expenses), to be borne by Legg Mason. Broadridge may solicit proxies personally and by telephone.

Quorum

The holders of outstanding shares entitled to vote and present in person or by proxy representing thirty percent (30%) of the voting power of the Acquired Fund shall constitute a quorum at the Meeting.

Vote Required

For the Acquired Fund, approval of the Reorganization Agreement will require, if a quorum is present at the Meeting, the affirmative vote of a majority of the outstanding voting securities of the Acquired Fund, which under applicable law means the lesser of (a) 67% or more of the voting power of the voting securities present at the Meeting, if the holders of more than 50% of the outstanding voting securities of the Acquired Fund are present at the Meeting or represented by proxy, or (b) more than 50% of the voting power of the outstanding voting securities of the Acquired Fund. Each whole share (or fractional share) outstanding on the Record Date shall entitle the holder thereof to a number of votes equal to the net asset value of the share (or fractional share) in United States dollars determined at the close of business on the Record Date.

Effect of Abstentions

For purposes of determining the presence of a quorum for transacting business at the Meeting, executed proxies marked as abstentions will be treated as shares that are present for quorum purposes but which have not been voted and therefore, will have the effect of voting against the Reorganization.

Adjournments

If the necessary quorum to transact business or the vote required to approve a proposal is not obtained at the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting in accordance with applicable law to permit further solicitation of proxies. If a quorum is not present, the Meeting may be adjourned by action of the person presiding over the Meeting. If a quorum is present, any such adjournment will require an affirmative vote of holders of shares representing a majority of the voting power of the shares present and entitled to vote with respect to the matter or matters adjourned. If in the judgment of persons named as proxies, it is advisable to defer action on one or more proposals, the persons named as proxies may propose one or more adjournments of the Meeting with respect to such proposal or proposals for a reasonable period or periods. In the event of an adjournment, no further notice is needed. The persons named as proxies will vote upon such adjournment in their discretion.

Future Shareholder Proposals

The Acquired Fund does not hold annual meetings of shareholders. A shareholder proposal intended to be presented at a future special meeting of shareholders of the Acquired Fund must be received at the offices of the Fund, 125 Broad Street, 10th Floor, New York, New York 10004, at a reasonable time before the Fund begins to print and mail its proxy materials. Timely submission of a proposal does not guarantee that such proposal will be included in a proxy statement.

Record Date and Outstanding Shares

Only shareholders of record of the Acquired Fund at the close of business on August 3, 2007 are entitled to notice of and to vote at the Meeting and at any postponement or adjournment thereof. [Number] shares of the Acquired Fund were outstanding and entitled to vote as of the close of business on the Record Date.

To the knowledge of the Acquired Fund and the Acquiring Fund, as of [                    ], 2007, except as set forth in Appendix J, no person owned beneficially or of record 5% or more of the Acquired Fund’s or the Acquiring Fund’s outstanding shares.

[As of [                    ], 2007, less than 1% of the outstanding shares of the Acquired Fund and the Acquiring Fund were owned directly or beneficially in the aggregate by the Board members and officers of the Acquired Fund and the Acquiring Fund.]

LEGAL MATTERS

Certain legal matters concerning the issuance of shares of the Acquiring Fund will be passed upon by Willkie Farr & Gallagher LLP.

THE BOARD OF THE TRUST, INCLUDING THE INDEPENDENT BOARD MEMBERS, UNANIMOUSLY RECOMMENDS APPROVAL OF THE REORGANIZATION AGREEMENT. ANY UNMARKED PROXIES WITHOUT INSTRUCTIONS TO THE CONTRARY WILL BE VOTED IN FAVOR OF APPROVAL OF THE REORGANIZATION AGREEMENT.

By order of the Board of Trustees,

Robert I. Frenkel

Secretary

INDEX OF APPENDICES

Appendix A:	Dates of Prospectuses, Fund SAIs and Shareholder Reports

Appendix B:	Form of Agreement and Plan of Reorganization

Appendix C:	Purchases, Redemptions and Exchanges of Fund Shares—Other Shareholder Information

Appendix D:	Comparison of Investment Objectives, Principal Investment Strategies and Management

Appendix E:	Portfolio Manager Compensation

Appendix F:	Financial Highlights of Legg Mason Partners Variable Appreciation Portfolio

Appendix G:	Management’s Discussion of Fund Performance for Legg Mason Partners Variable Appreciation Portfolio

Appendix H:	Historical Performance for the Funds

Appendix I:	Instructions for Signing Voting Instruction Card

Appendix J:	5% Shareholders of the Acquired Fund and Acquiring Fund

APPENDIX A

Dates of Prospectuses, Fund SAIs and Shareholder Reports

Fund	Prospectus and Fund SAI Dated	Annual Reports	Semi-Annual Reports
Legg Mason Partners Variable Multiple Discipline Portfolio— Large Cap Growth and Value	April 30, 2007 (Filed on April 26, 2007)	December 31, 2006 (Filed on March 9, 2007) (Board Approval Language/No)	June 30, 2006 (Filed on September 8, 2006) (Board Approval Language/Yes)

Legg Mason Partners Variable Appreciation Portfolio	April 30, 2007 (Filed on April 26, 2007)	December 31, 2006 (Filed on March 9, 2007) (Board Approval Language/No)	June 30, 2006 (Filed on September 8, 2006) (Board Approval Language/Yes)

A-1

APPENDIX B

Form of Agreement and Plan of Reorganization

This AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is made as of this [    ] day of [            ], 2007, by and among Legg Mason Partners Variable Equity Income Trust, a Maryland business trust (the “Trust”), with its principal place of business at 125 Broad Street, New York, New York 10004, on behalf of its series Legg Mason Partners Variable Appreciation Portfolio (including its predecessor funds, the “Acquiring Fund”), and on behalf of its series Legg Mason Partners Variable Multiple Discipline Portfolio—Large Cap Growth and Value (including its predecessor funds, the “Acquired Fund”) and, solely for purposes of paragraph 10.2 hereof, Legg Mason Partners Fund Advisor, LLC.

WHEREAS, each of the Acquired Fund and the Acquiring Fund is a series of the Trust, an open-end management investment company registered pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”);

WHEREAS, it is intended that, for United States Federal income tax purposes (i) the transactions contemplated by this Agreement constitute a “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”) and (ii) this Agreement constitute a plan of reorganization within the meaning of Section 368 of the Code and Treasury Regulations Section 1.368-2(g);

WHEREAS, the reorganization will consist of (1) the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Acquired Fund to the Acquiring Fund in exchange solely for newly-created Class II shares of beneficial interest of the Acquiring Fund (the “Acquiring Fund Shares”) corresponding to the outstanding shares of beneficial interest of the Acquired Fund (the “Acquired Fund Shares”), as described herein, (2) the assumption by the Acquiring Fund of all liabilities of the Acquired Fund, and (3) the subsequent distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund and the redemption of the Acquired Fund Shares and termination of the Acquired Fund as a series of the Trust, as provided herein (the “Reorganization”);

WHEREAS, the Board of Trustees of the Trust (the “Board”) has determined, with respect to the Acquiring Fund, that the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquiring Fund and its shareholders; and

WHEREAS, the Board has determined, with respect to the Acquired Fund, that the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund will not be diluted as a result of this transaction;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND TO THE ACQUIRING FUND IN EXCHANGE FOR ACQUIRING FUND SHARES, THE ASSUMPTION OF ALL ACQUIRED FUND LIABILITIES AND THE TERMINATION OF THE ACQUIRED FUND

1.1 Subject to requisite approvals and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Trust, on behalf of the Acquired Fund, agrees to sell, assign, convey, transfer and deliver all of its property and assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Trust, on behalf of the Acquiring Fund, agrees in exchange therefor: (a) to deliver to the Acquired Fund the number, determined in accordance with paragraph 1.5, of full and fractional Acquiring Fund Shares corresponding to the class of the Acquired Fund Shares as of the time and date set forth in paragraph 3.1; and (b) to assume all liabilities of the Acquired Fund. Such transactions shall take place on a closing date as provided for in paragraph 3.1 (the “Closing Date”). Undesignated shares of the Acquired Fund correspond to the newly-created Class II shares of the Acquiring Fund, and the term Acquiring Fund Shares should be read to include such class of shares of the Acquiring Fund.

1.2 The property and assets of the Trust, attributable to the Acquired Fund, to be sold, assigned, conveyed, transferred and delivered to and acquired by the Trust, on behalf of the Acquiring Fund, shall consist of all assets and property of every kind and nature of the Acquired Fund, including, without limitation, all rights, receivables (including dividend, interest and other receivables), cash, cash equivalents, claims (whether absolute or contingent, known or unknown), securities, commodities and futures interests, good will and other intangible property, any deferred or prepaid expenses and all interests, rights, privileges and powers, the Acquired Fund owns at the Valuation Date (as defined in paragraph 2.1) (collectively, “Assets”). The Trust, on behalf of the Acquiring Fund, shall assume all of the liabilities and obligations of the Acquired Fund, including, without limitation, all indemnification obligations of the Acquired Fund with respect to the current and former members of the Board and officers of the Trust, whether accrued or contingent, known or unknown, existing at the Valuation Date (collectively, “Liabilities”). The Acquired Fund will sell, assign, convey, transfer and deliver to the Trust, on behalf of the Acquiring Fund, any rights, stock dividends, or other securities received by the Acquired Fund after the Closing Date as stock dividends or other distributions on or with respect to the property and assets transferred, which rights, stock dividends, and other securities shall be deemed included in the property and assets transferred to the Trust, on behalf of the Acquiring Fund, at the Closing Date and shall not be separately valued, in which case any such distribution that remains unpaid as of the Closing Date shall be included in the determination of the value of the Assets of the Acquired Fund acquired by the Trust, on behalf of the Acquiring Fund.

1.3 The Acquired Fund will make reasonable efforts to discharge all of its known Liabilities prior to the Valuation Date.

1.4 On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all of its investment company taxable income as defined in the Code (computed without regard to any deduction for dividends paid) and realized net capital gain as defined in the Code (after deduction for any available capital loss carryover), if any, for all tax periods ending on or before the Closing Date (and treating the current taxable year as ending on the Closing Date) such that the Acquired Fund will have no tax liability under Section 852 or Section 4982 for the current and any prior tax periods.

1.5 Immediately following the actions contemplated by paragraph 1.1, the Trust shall take such actions necessary to complete the reorganization of the Acquired Fund. To complete the reorganization, the Trust, on behalf of the Acquired Fund, shall (a) distribute to the latter’s shareholders of record with respect to the Acquired Fund Shares as of the Closing Date (“Acquired Fund Shareholders”), on a pro rata basis, the Acquiring Fund Shares received by the Trust, on behalf of the Acquired Fund, pursuant to paragraph 1.1 and (b) thereafter, redeem or cancel, as the case may be, shares of the Acquired Fund in accordance with Maryland law and (c) terminate the Acquired Fund as a series of the Trust. Such distribution shall be accomplished, with respect to the Acquired Fund Shares, by the transfer of the corresponding Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of the Acquiring Fund Shares to be so credited to Acquired Fund Shareholders shall be equal to the aggregate net asset value of the Acquired Fund Shares owned by Acquired Fund Shareholders on the Closing Date. The Acquiring Fund shall not issue certificates representing any class of Acquiring Fund Shares in connection with such exchange.

1.6 Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent.

1.7 Any reporting responsibility of the Acquired Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (“Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Trust, on behalf of the Acquired Fund. The Trust shall fully cooperate to the extent necessary or desirable for these responsibilities to be discharged.

2. VALUATION

2.1 The value of the Assets and the amount of the Liabilities shall be determined as of the time for calculation of net asset value as set forth in the then-current prospectus for the Acquired Fund, and after the declaration of any dividends by the Acquired Fund, on the Closing Date (such time and date being hereinafter called the “Valuation Date”), computed using the valuation procedures established by the Board. All computations of value and amounts shall be made by (a) State Street Bank and Trust Company, in its capacity as accounting agent for the Acquired Fund, or (b) in the case of securities subject to fair valuation, in accordance with the valuation procedures adopted in good faith by the Board. All computations of value and amounts pursuant to this paragraph 2.1 shall be subject to confirmation by the Acquiring Fund’s independent registered public accounting firm.

2.2. The net asset value per share of Acquiring Fund Shares shall be determined to the nearest full cent on the Valuation Date, using the valuation procedures established by the Board. All computations of value shall be made by (a) State Street Bank and Trust Company, in its capacity as accounting agent for the Acquiring Fund, or (b) in the case of securities subject to fair valuation, in accordance with the valuation procedures adopted in good faith by the Board. All computations of value pursuant to this paragraph 2.2 shall be subject to confirmation by the Acquired Fund’s independent registered public accounting firm.

2.3 The number of Acquiring Fund Shares to be issued in exchange for the Assets shall be determined by dividing the value of the net assets with respect to Acquired Fund Shares, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Fund Share, determined using the same valuation procedures referred to in paragraph 2.2.

3. CLOSING AND CLOSING DATE

3.1 Subject to the terms and conditions set forth herein, the Closing Date shall be November 9, 2007, or such other date as the parties may agree. All acts taking place at the closing of the transactions provided for in this Agreement (the “Closing”) shall be deemed to take place simultaneously as of the “close of business” on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time or such later time on that date as the Acquired Fund’s net asset value is calculated in accordance with paragraph 2.1 and after the declaration of any dividends. The Closing shall be held at the offices of [Willkie Farr & Gallagher LLP, 787 Seventh Avenue, New York, New York 10019] or at such other time and/or place as the parties may agree.

3.2 The Trust shall direct State Street Bank and Trust Company (the “Custodian”) to transfer ownership of the Assets from the accounts of the Acquired Fund that the Custodian maintains as custodian for the Acquired Fund to the accounts of the Acquiring Fund that the Custodian maintains as custodian for the Acquiring Fund and to deliver to the Trust, at the Closing, a certificate of an authorized officer stating that the Assets of the Acquired Fund are being delivered as of the Closing Date. The Acquired Fund shall deliver a certificate stating that all necessary taxes in connection with the delivery of the Assets of the Acquired Fund, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.

3.3 The Trust shall direct PFPC Inc., in its capacity as transfer agent for the Acquired Fund (“Transfer Agent”), to deliver to the Trust at the Closing a certificate of an authorized officer stating that its records contain the name and address of each Acquired Fund Shareholder and the number and percentage ownership of the

Acquired Fund Shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall deliver to the Secretary of the Trust, on behalf of the Acquired Fund, a confirmation evidencing that (a) the appropriate number of Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund pursuant to paragraph 1.1 prior to the actions contemplated by paragraph 1.5 and (b) the appropriate number of Acquiring Fund Shares have been credited to the accounts of the Acquired Fund Shareholders on the books of the Acquiring Fund pursuant to paragraph 1.5. At the Closing, each party shall deliver to the other party such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as the other party or its counsel may reasonably request.

3.4 In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable (in the judgment of the Board), the Closing Date shall be postponed until the first Friday (that is also a business day) after the day when trading shall have been fully resumed and reporting shall have been restored.

4. REPRESENTATIONS AND WARRANTIES

4.1 Except as has been fully disclosed in Schedule 4.1 of this Agreement, the Trust, on behalf of the Acquired Fund, represents and warrants as follows:

(a) The Acquired Fund is duly established as a series of the Trust, which is a business trust duly organized, validly existing and in good standing under the laws of the State of Maryland, with power under its Declaration of Trust, as amended and/or supplemented (the “Declaration”), to own all of its assets and to carry on its business as it is being conducted as of the date hereof. The Trust is duly qualified to do business as a foreign corporation in each jurisdiction in which the conduct of its business makes such qualification necessary except where the failure to so qualify would not have a material adverse effect on the condition (financial or otherwise), business, properties, net assets or results of operations of the Trust. The Trust has all necessary federal, state and local authorization to carry on its business as now being conducted and to fulfill the terms of this Agreement, except as set forth in paragraph 4.1(c).

(b) The Trust is a registered open-end management investment company, and its registration with the Commission as an investment company under the 1940 Act, and the registration of Acquired Fund Shares under the Securities Act of 1933, as amended (“1933 Act”), is in full force and effect.

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as may be required under the 1933 Act, the Securities Exchange Act of 1934 (“1934 Act”), the 1940 Act, state securities laws and the Hart-Scott-Rodino Act.

(d) The current prospectus and statement of additional information of the Acquired Fund (true and correct copies of which have been delivered to the Acquiring Fund) and each prospectus and statement of additional information of the Acquired Fund used during the three (3) years prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(e) On the Closing Date, the Trust, on behalf of the Acquired Fund, will have good and marketable title to the Assets and full right, power and authority to sell, assign, convey, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for the Assets, the Trust, on behalf of the Acquiring Fund, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, excluding such restrictions as might arise under the 1933 Act.

(f) The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement by the Trust, on behalf of the Acquired Fund, will not result, in a material violation of Maryland law or of the Declaration or the by-laws of the Trust, or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Acquired Fund, is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Trust, on behalf of the Acquired Fund, will not result in the acceleration of any material obligation, or the imposition of any material penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of the Acquired Fund, is a party or by which it is bound.

(g) All material contracts or other commitments of the Acquired Fund (other than this Agreement, certain investment contracts, including options, futures, swaps and forward contracts, the indemnification agreements of the current and former members of the Board, and those contracts listed in Schedule 4.1) will terminate without liability to the Acquired Fund on or prior to the Closing Date. Each contract listed in Schedule 4.1 is a valid, binding and enforceable obligation of the Acquired Fund and, to the Acquired Fund’s knowledge, the other parties thereto (assuming due authorization, execution and delivery by the other parties thereto) and the assignment by the Acquired Fund to the Acquiring Fund of each such contract will not result in the termination of such contract, any breach or default thereunder by the Acquired Fund or the imposition of any penalty thereunder.

(h) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the Trust’s knowledge, threatened against the Trust, with respect to the Acquired Fund, or any of its properties or assets, that, if adversely determined, would materially and adversely affect its financial condition or the conduct of the Acquired Fund’s business. The Trust, on behalf of the Acquired Fund, is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquired Fund’s business or the Trust’s ability to consummate the transactions herein contemplated on behalf of the Acquired Fund.

(i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquired Fund as at the last day of and for the most recently completed fiscal year of the Acquired Fund prior to the date of this Agreement, have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements (true and correct copies of which have been furnished to the Trust) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date and for such period in accordance with GAAP, and there are no known contingent, accrued or other liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date that are not disclosed therein.

(j) Since the last day of the most recently completed fiscal year of the Acquired Fund prior to the date of this Agreement, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness for money borrowed maturing more than one year from the date such indebtedness was incurred. For the purposes of this subparagraph (j), a decline in net asset value per share of Acquired Fund Shares due to declines in market values of securities held by the Acquired Fund, the discharge of Liabilities, or the redemption of Acquired Fund Shares by shareholders of the Acquired Fund shall not constitute a material adverse change.

(k) The Acquired Fund is a separate series of the Trust that is treated as a corporation separate from any and all other series of the Trust under Section 851(g) of the Code.

(l) On the Closing Date, all federal and other tax returns, dividend reporting forms and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof and, to the best of the Trust’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns.

(m) For each taxable year of its operation, the Acquired Fund shall have met the requirements of Subchapter M of the Code for qualification and treatment as a “regulated investment company,” shall have elected to be treated as such, shall have been eligible to compute its federal income tax under Section 852 of the Code and shall have computed its federal income tax under Section 852 of the Code. For any taxable year not yet completed as of the end of the day on the Closing Date, the Trust reasonably expects that the Acquiring Fund, as successor to the Acquired Fund, will be able to meet the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and will be eligible to compute its federal income tax under Section 852 of the Code.

(n) All issued and outstanding Acquired Fund Shares are, and on the Closing Date will be, duly authorized and validly and legally issued and outstanding, fully paid and non-assessable by the Trust and have been offered and sold in any state, territory or the District of Columbia in compliance in all material respects with applicable registration requirements of all applicable federal and state securities laws. All of the issued and outstanding Acquired Fund Shares will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Fund Shares, nor is there outstanding any security convertible into any of the Acquired Fund Shares.

(o) The execution, delivery and performance of this Agreement, and the transactions contemplated herein, have been duly authorized by all necessary action on the part of the Board, on behalf of the Acquired Fund, and this Agreement constitutes a valid and binding obligation of the Trust, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(p) The proxy statement and prospectus (“Proxy Statement”) to be included in the Registration Statement (as defined in paragraph 5.6), insofar as it relates to the Acquired Fund, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Fund contemplated therein and on the Closing Date, will (i) not contain any statement which, at the time and in light of the circumstances under which it is made, is false or misleading with respect to any material fact, or which omits to state any material fact necessary in order to make the statements therein not false or misleading (provided that this representation and warranty shall not apply to statements in or omissions from the Proxy Statement made in reliance upon and in conformity with information that was furnished by the Trust for use therein) and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder. The information to be furnished by the Acquired Fund for use in registration statements and other documents filed or to be filed with any federal, state or local regulatory authority, which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

4.2 Except as has been fully disclosed to the Trust in Schedule 4.2 to this Agreement, the Trust, on behalf of the Acquiring Fund, represents and warrants to the Acquired Fund as follows:

(a) The Acquiring Fund is duly established as a series of the Trust, which is a business trust duly organized, validly existing and in good standing under the laws of the State of Maryland with the power under its Declaration to own all of its assets and to carry on its business as contemplated by this Agreement. The Trust is duly qualified to do business as a foreign trust in each jurisdiction in which the conduct of its business makes such qualification necessary except where the failure to so qualify would not have a material adverse effect on the condition (financial or otherwise), business, properties, net assets or results of operations of the Trust. The Trust has all necessary federal, state and local authorization to carry on its business as now being conducted and to fulfill the terms of this Agreement except as described in paragraph 4.2(c).

(b) The Trust is a registered open-end management investment company, and its registration with the Commission as an investment company under the 1940 Act, and the registration of the class of Acquiring Fund Shares under the 1933 Act, is in full force and effect or will be in full force and effect as of the Closing Date.

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, state securities laws and the Hart-Scott-Rodino Act.

(d) The current prospectus and statement of additional information of the Acquiring Fund (true and correct copies of which have been delivered to the Acquired Fund) and each prospectus and statement of additional information of the Acquiring Fund used during the three (3) years prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(e) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement by the Trust, on behalf of the Acquiring Fund, will not result, in a material violation of Maryland law or the Declaration or the by-laws of the Trust, or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Acquiring Fund, is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Trust, on behalf of the Acquiring Fund, will not result in the acceleration of any material obligation, or the imposition of any material penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of the Acquiring Fund, is a party or by which it is bound.

(f) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the Trust’s knowledge, threatened against the Trust, with respect to the Acquiring Fund, or any of its properties or assets, that, if adversely determined, would materially and adversely affect its financial condition or the conduct of the Acquiring Fund’s business. The Trust, on behalf of the Acquiring Fund, is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund’s business or the Trust’s ability to consummate the transactions herein contemplated on behalf of the Acquiring Fund.

(g) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquiring Fund as at the last day of and for the most recently completed fiscal year of the Acquiring Fund prior to the date of this Agreement, have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance with GAAP consistently applied, and such statements (true and correct copies of which have been furnished to the Acquired Entity) present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date and for such period in accordance with GAAP, and there are no known contingent, accrued or other liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date that are not disclosed therein.

(h) Since the last day of the most recently completed fiscal year of the Acquiring Fund prior to the date of this Agreement, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness for money borrowed maturing more than one year from the date such indebtedness was incurred. For the purposes of this subparagraph (h), a decline in net asset value per share of Acquiring Fund Shares due to declines in market values of securities held by the Acquiring Fund, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund Shares by shareholders of the Acquiring Fund shall not constitute a material adverse change.

(i) On the Closing Date, all federal and other tax returns, dividend reporting forms and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof and, to the best of the Trust’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns.

(j) For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Fund has met (or will meet) the requirements of Subchapter M of Chapter 1 of the Code for qualification and treatment as a “regulated investment company,” has elected to be treated as such, and has been (or will be) eligible to compute and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed (or will distribute pursuant to the provisions of Section 855 of the Code) substantially all of (i) its net tax-exempt income, (ii) its investment company taxable income (computed without regard to any deduction for dividends paid) (as defined in the Code) and (iii) any net capital gain (after reduction for any capital loss carryover) (as defined in the Code) for taxable years ending prior to the Closing Date such that for all those years the Acquiring Fund will have no tax liability under Section 852 or Section 4982.

(k) Upon consummation of the Reorganization, all issued and outstanding Acquiring Fund Shares, including those Acquiring Fund Shares to be delivered by the Acquiring Fund to the Acquired Fund in accordance with paragraph 1.5, will be duly authorized and validly and legally issued and outstanding, fully paid and non-assessable by the Trust and will have been offered and sold in any state, territory or the District of Columbia in compliance in all material respects with applicable registration requirements of all applicable federal and state securities laws. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

(l) The execution, delivery and performance of this Agreement, and the transactions contemplated herein, have been duly authorized by all necessary action on the part of the Board, on behalf of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Trust, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(m) The Proxy Statement to be included in the Registration Statement, insofar as it relates to the Acquiring Fund and the Acquiring Fund Shares, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Fund contemplated therein and on the Closing Date, will (i) not contain any statement which, at the time and in the light of the circumstances under which it is made, is false or misleading with respect to any material fact, or which omits to state any material fact necessary to make the statements therein not false or misleading (provided that this representation and warranty shall not apply to statements in or omissions from the Proxy Statement made in reliance upon and in conformity with information that was furnished by the Trust for use therein) and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder. The information to be furnished by the Acquiring Fund for use in registration statements and other documents filed or to be filed with any federal, state or local regulatory authority, which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto.

(j) The Acquiring Fund is a separate series of the Trust that is treated as a corporation separate from any and all other series of the Trust under Section 851(g) of the Code.

5. COVENANTS

The Trust, on behalf of the Acquired Fund and the Acquiring Fund, hereby further covenants as follows:

5.1 The Acquired Fund and the Acquiring Fund each will operate its business in the ordinary course and shall comply in all material respects with all applicable laws, rules and regulations between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and other distributions and any other distribution that may be advisable.

5.2 The Trust will call and hold a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3 The Acquiring Fund Shares to be acquired by the Acquired Fund hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.4 The Trust, on behalf of the Acquired Fund, will obtain such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund Shares.

5.5 Subject to the provisions of this Agreement, the Trust, on behalf of each of the Acquiring Fund and the Acquired Fund, will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6 The Trust, on behalf of the Acquiring Fund, shall prepare and file a Registration Statement on Form N-14 in compliance with the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder with respect to the Reorganization (the “Registration Statement”). The Trust, on behalf of the Acquired Fund, will provide to the Trust, on behalf of the Acquiring Fund, such information regarding the Acquired Fund as may be reasonably necessary for the preparation of the Registration Statement.

5.7 The Trust, on behalf of each of the Acquiring Fund and the Acquired Fund, will use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.8 The Trust, on behalf of the Acquired Fund, will, to the extent necessary, execute and deliver or cause to be executed and delivered all such assignments and other instruments and will take or cause to be taken such further action as the Trust, on behalf of the Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm (a) the Trust’s title to and possession of the Acquiring Fund Shares to be delivered hereunder and (b) the Trust’s title to and possession of all the Assets and to otherwise to carry out the intent and purpose of this Agreement.

5.9 The Trust, on behalf of the Acquiring Fund, will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to operate after the Closing Date.

5.10 The Trust shall not change the Declaration, the prospectus or statement of additional information of the Acquiring Fund so as to restrict permitted investments for the Acquiring Fund, except as required by the Commission prior to the Closing.

5.11 The Acquired Fund and the Acquiring Fund will each report the Reorganization as a reorganization on their federal income tax returns for their respective taxable years in which the Reorganization occurs, including filing any and all statements required by Treas. Reg. § 1.368-3.

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRUST, ON BEHALF OF THE ACQUIRED FUND

The obligations of the Trust, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject to the following conditions:

6.1 All representations and warranties of the Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

6.2 The Trust, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Acquiring Fund, on or before the Closing Date.

6.3 The Trust, on behalf of the Acquiring Fund, shall have executed and delivered an assumption of the Liabilities and all such other agreements and instruments as the Trust may reasonably deem necessary or desirable in order to vest in and confirm (a) the Acquired Fund’s title to and possession of the Acquiring Fund Shares to be delivered hereunder and (b) the Acquiring Fund’s assumption of all of the Liabilities and to otherwise to carry out the intent and purpose of this Agreement.

6.4 The Trust, on behalf of the Acquiring Fund, shall have delivered to the Acquired Fund a certificate executed in the name of the Trust, on behalf of the Acquiring Fund, by the Trust’s President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Trust and dated as of the Closing Date, as to the matters set forth in paragraphs 6.1 and 6.2 and as to such other matters as the Trust shall reasonably request.

6.5 The Trust, on behalf of each of the Acquiring Fund and the Acquired Fund, shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRUST, ON BEHALF OF THE ACQUIRING FUND

The obligations of the Trust, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject to the following conditions:

7.1 All representations and warranties of the Trust, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

7.2 The Trust, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Acquired Fund, on or before the Closing Date.

7.3 The Trust, on behalf of the Acquired Fund, shall have delivered to the Acquiring Fund a Statement of Assets and Liabilities of the Acquired Fund as of the Closing Date, including a schedule of investments, certified by the Treasurer of the Trust, on behalf of the Acquired Fund. The Trust, on behalf of the Acquired Fund, shall have executed and delivered all such assignments and other instruments of transfer as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm (a) the Acquired Fund’s title to and possession of the Acquiring Fund Shares to be delivered hereunder and (b) the Acquiring Fund’s title to and possession of all the Assets and to otherwise to carry out the intent and purpose of this Agreement.

7.4 The Trust, on behalf of the Acquired Fund, shall have delivered to the Acquiring Fund a certificate executed in the name of the Trust, on behalf of the Acquired Fund, by the Trust’s President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquiring Fund and dated as of the Closing Date, as to the matters set forth in paragraphs 7.1 and 7.2 and as to such other matters as the Trust shall reasonably request.

7.5 The Trust, on behalf of each of the Acquired Fund and the Acquiring Fund, shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

8. FURTHER CONDITIONS PRECEDENT TO THE OBLIGATIONS OF THE TRUST ON BEHALF OF THE ACQUIRING FUND AND THE ACQUIRED FUND

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to each of the Acquired Fund and the Acquiring Fund, the Trust shall be entitled, at its option, to refuse to consummate the transactions contemplated by this Agreement:

8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Declaration, the by-laws of the Trust, and Maryland law, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, the Trust may not waive the condition set forth in this paragraph 8.1.

8.2 On the Closing Date, no court or governmental agency of competent jurisdiction shall have issued any order that remains in effect and that restrains or enjoins the Trust, with respect to each of the Acquired Fund or the Acquiring Fund, from completing the transactions contemplated by this Agreement.

8.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that the Trust may for itself waive any of such conditions.

8.4 The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending.

8.5 The parties shall have received the opinion of Willkie Farr & Gallagher LLP, dated the Closing Date, substantially to the effect that, based upon certain facts, assumptions and representations and upon certifications made by the Trust, on behalf of each of the Acquired Fund and the Acquiring Fund, and its authorized officers, (i) the Reorganization will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be recognized by the Acquiring Fund upon receipt of the Assets solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Acquired Fund Liabilities; (iii) the basis in the hands of the Acquiring Fund in the Assets will be the same as the basis of the Assets in the hands of the Acquired Fund immediately prior to the transfer, increased by the amount of gain (or decreased by the amount of loss), if any, required to be recognized by the Acquired Fund upon the transfer; (iv) the holding periods of the Assets in the hands of the Acquiring Fund will include the periods during which the Assets were held by the Acquired Fund (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating the holding period with respect to an Asset); (v) no gain or loss will be recognized by the Acquired Fund upon the transfer of the Assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Liabilities, or upon the distribution of the Acquiring Fund Shares by the Acquired Fund to its shareholders in liquidation except for (A) any gain or loss that may be recognized with respect to contracts subject to Section 1256 of the Code and (B) any gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code; (vi) no gain or loss will be recognized by the Acquired Fund Shareholders upon the exchange of their Acquired Fund Shares solely for the Acquiring Fund Shares as part of the Reorganization; (vii) the aggregate basis of the Acquiring Fund Shares that each Acquired Fund Shareholder receives in connection with the transaction will be the same as the aggregate basis of his or her Acquired Fund Shares exchanged therefor; and (viii) an Acquired Fund Shareholder’s holding period for his or her Acquiring Fund Shares will include the period for which he or she held the Acquired Fund Shares exchanged therefor, provided that he or she held the Acquired Fund Shares as capital assets on the date of the exchange. The delivery of such opinion is conditioned upon the receipt by Willkie Farr & Gallagher LLP of representations it shall request of the Trust, on behalf of each of the Acquiring Fund and the Acquired Fund. Notwithstanding anything herein to the contrary, the Trust may not waive the condition set forth in this paragraph 8.5.

8.6 The Trust, on behalf of each of the Acquiring Fund and the Acquired Fund, shall have received on the Closing Date an opinion of Willkie Farr & Gallagher LLP, in a form reasonably satisfactory to the Trust, and dated as of the Closing Date, substantially to the effect that, based upon certain facts and certifications made by the Trust, on behalf of each of the Acquiring Fund and the Acquired Fund, and its authorized officers: (a) the Trust is a business trust validly existing under the laws of the State of Maryland; (b) the Trust, with respect to each of the Acquiring Fund and the Acquired Fund, has the power to carry on its business an open-end investment company registered under the 1940 Act; (c) this Agreement has been duly authorized, executed and, so far as known to such counsel, delivered by the Trust, on behalf of each of the Acquiring Fund and the Acquired Fund, and constitutes a valid and legally binding obligation of the Trust, on behalf of each of the Acquiring Fund and the Acquired Fund, enforceable against the Trust in accordance with its terms, subject to applicable bankruptcy, insolvency, fraudulent conveyance, reorganization, moratorium and laws of general applicability relating to or affecting creditors’ rights and to general equity principles (whether in a proceeding under equity or at law); provided that such counsel shall be entitled to state that it expresses no opinion with respect to the validity, binding effect or enforceability of any contractual provisions purporting to provide indemnification of any person for any claims, damages, liabilities or expenses which may be limited by any applicable federal or state securities laws or as a matter of public policy; (d) the execution and delivery of this Agreement did not, and the transfer of the Assets for Acquiring Fund Shares, the issuance of the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Liabilities in exchange for the transfer of the Assets pursuant to this Agreement will not, violate the Declaration or the by-laws of the Trust; (e) to the knowledge of such counsel, all regulatory or court consents, authorizations, approvals, orders or filings required to be obtained or made by the Trust, on behalf of each of the Acquiring Fund and the Acquired Fund, under the federal laws of the United States or the laws of the State of Maryland for the transfer of the Assets for Acquiring Fund Shares, the issuance of the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Liabilities in exchange for the transfer of the Assets pursuant to this Agreement have been obtained or made, except such as may be required under state securities or blue sky laws as to which such counsel need express no opinion; and (f) to the knowledge of such counsel, and without any independent investigation, other than as disclosed on the schedules provided by the Trust pursuant to paragraphs 4.1 and 4.2 of this Agreement, neither the Acquiring Fund nor the Acquired Fund are subject to any litigation or administrative proceeding that could reasonably be expected to have a materially adverse effect on the operations of the Acquiring Fund or the Acquired Fund. Such opinion may state that it is solely for the benefit of the Trust and the Board. Such opinion may contain such assumptions and limitations as shall be in the opinion of Willkie Farr & Gallagher LLP appropriate to render the opinions expressed therein. With respect to all matters of Maryland law, such counsel shall be entitled to state that, with the approval of the Trust, they have relied on the opinion of Venable LLP and that their opinion is subject to the same assumptions, qualifications and limitations with respect to such matters as are contained in the opinion of Venable LLP.

9. INDEMNIFICATION

9.1 The Trust, out of the Acquiring Fund’s assets and property (including any amounts paid to the Acquiring Fund pursuant to any applicable liability insurance policies or indemnification agreements) agrees to indemnify and hold harmless the members of the Board and the Trust’s officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Trust and those members of the Board and officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on (a) any breach by the Trust, on behalf of the Acquiring Fund, of any of its representations, warranties, covenants or agreements set forth in this Agreement or (b) any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to be committed by the Trust or the members of the Board or the Trust’s officers prior to the Closing Date, provided that such indemnification by the Trust is not (i) in violation of any applicable law or (ii) otherwise prohibited as a result of any applicable order or decree issued by any governing regulatory authority or court of competent jurisdiction.

9.2 The Trust, out of the Acquired Fund’s assets and property (including any amounts paid to the Acquired Fund pursuant to any applicable liability insurance policies or indemnification agreements) agrees to indemnify and hold harmless the members of the Board and the Trust’s officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Trust and those members of the Board and officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on (a) any breach by the Trust, on behalf of the Acquired Fund, of any of its representations, warranties, covenants or agreements set forth in this Agreement or (b) any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to be committed by the Trust or the members of the Board or the Trust’s officers prior to the Closing Date, provided that such indemnification by the Trust is not (i) in violation of any applicable law or (ii) otherwise prohibited as a result of any applicable order or decree issued by any governing regulatory authority or court of competent jurisdiction.

10. BROKER FEES AND EXPENSES

10.1 The Trust, on behalf of each of the Acquiring Fund and the Acquired Fund, represents and warrants that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

10.2 Legg Mason Partners Fund Advisor, LLC will pay all the costs associated with printing, proxy solicitation and mailing costs of the Reorganization, and 50% of the additional out-of-pocket costs, such as legal fees, expenses relating to the preparation and filing of various regulatory documents, expenses of preparing and distributing supplements to the prospectus and statements of additional information, and auditor fees. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code or would prevent the Reorganization from qualifying as a tax-free reorganization.

11. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

11.1 The Trust, on behalf of each of the Acquiring Fund and the Acquired Fund, agree that no party has made any representation, warranty or covenant, on behalf of either the Acquiring Fund or the Acquired Fund, not set forth herein and that this Agreement constitutes the entire agreement between the parties.

11.2 The covenants to be performed after the Closing by the Trust, and the obligations of the Trust, on behalf of the Acquiring Fund, in Article 9, shall survive the Closing. All other representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder and shall terminate on the Closing.

12. TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned at any time prior to the Closing Date by resolution of the Board, if circumstances should develop that, in the opinion of the Board, make proceeding with the Agreement inadvisable with respect to the Acquiring Fund or the Acquired Fund. Any such termination resolution to be effective shall be promptly communicated to the other party and, in any event, prior to the Closing Date.

13. AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Trust; provided, however, that following the meeting of the Acquired Fund Shareholders called by the Acquired Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to Acquired Fund shareholders under this Agreement to the detriment of such shareholders without their further approval.

14. NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, electronic delivery (i.e., e-mail) personal service or prepaid or certified mail addressed to the Trust, at its address set forth in the preamble to this Agreement, in each case to the attention of its President.

15. HEADINGS; COUNTERPARTS; GOVERNING LAW; SEVERABILITY; ASSIGNMENT; LIMITATION OF LIABILITY

15.1 The Article headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

15.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

15.3 This Agreement shall be governed by and construed and interpreted in accordance with the internal laws of the State of New York.

15.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

15.5 Consistent with the Declaration, the obligations of the Trust with respect to each of the Acquiring Fund and the Acquired Fund entered into in the name or on behalf of the Trust by any of its Trustees, officers, employees or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, officers, employees, agents or shareholders of the Trust, personally, but bind only the assets of the Trust belonging to the Acquiring Fund or the Acquired Fund, and all persons dealing with any series or funds of the Trust must look solely to the assets of the Trust belonging to such series or fund for the enforcement of any claims against the Trust.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its duly authorized officer.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST,

on behalf of its series LEGG MASON PARTNERS VARIABLE APPRECIATION PORTFOLIO

By:
Name:
Title:

LEGG MASON VARIABLE EQUITY TRUST,

ON BEHALF OF ITS SERIES, LEGG MASON PARTNERS VARIABLE MULTIPLE DISCIPLINE PORTFOLIO—LARGE CAP GROWTH AND VALUE

By:
Name:
Title:

Solely for purposes of paragraph 10.2 of the Agreement:

LEGG MASON PARTNERS FUND ADVISOR, LLC

By:
Name:
Title:

SCHEDULE 4.1

SCHEDULE 4.2

APPENDIX C

Purchases, Redemptions and Exchanges of Fund Shares— Other Shareholder Information

This section describes the Class II shares of the Acquiring Fund to be issued in the Reorganization and how shareholders may buy and sell Fund shares. It also describes how the Acquiring Fund values its securities and the Acquiring Fund’s policies on frequent trading of Fund shares. These policies are identical to the Acquired Fund’s policies.

SHARE TRANSACTIONS

Availability of the Fund

Shares of the Fund are available only through the purchase of variable annuity contracts (“VA contracts”) and variable life insurance policies (“VLI policies,” and together with VA contracts, the “Policies”), issued by Participating Insurance Companies through their separate accounts.

The interests of different variable insurance products investing in the Fund could conflict due to differences of tax treatment and other considerations. The Fund currently does not foresee any disadvantages to investors arising from the fact that the Fund may offer its shares to different Policies that serve as the investment medium for their variable annuity and variable life products. Nevertheless, the Board intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a conflict were to occur, one or more Participating Insurance Companies’ Policies might be required to withdraw their investments in the Fund and shares of another fund may be substituted. In addition, the sale of shares may be suspended or terminated if required by law or regulatory authority or it is in the best interest of the Fund’s shareholders.

The Fund reserves the right to reject any specific purchase order.

Certain Participating Insurance Companies may have selected, and the distributors may have made available, Fund share classes with service and distribution related fees that are higher than other available share classes. As a result of any higher fees paid by investors in such share classes, the amount of fees that may otherwise need to be paid by the distributors or their affiliates to such Participating Insurance Company would decrease.

Redemption of shares

The redemption price of the shares of the Fund will be the net asset value next determined after receipt by the Fund of a redemption order from a separate account, which may be more or less than the price paid for the shares. The Fund will ordinarily make payment within one business day after receipt of a redemption request in good order, though redemption proceeds must be remitted to a separate account on or before the third day following receipt of the request in good order, except on a day on which the New York Stock Exchange (“NYSE”) is closed or as permitted by the SEC in extraordinary circumstances.

Subject to applicable law, the Fund may, with prior notice, adopt policies from time to time requiring mandatory redemption of shares in certain circumstances.

Frequent purchases and sales of Fund shares

Frequent purchases and redemptions of mutual fund shares may interfere with the efficient management of the fund’s portfolio by its portfolio managers, increase portfolio transaction costs, and have a negative effect on the fund’s long-term shareholders. For example, in order to handle large flows of cash into and out of the Fund, the portfolio managers may need to allocate more assets to cash or other short-term investments or sell securities, rather than maintaining full investment in securities selected to achieve the Fund’s investment objective. Frequent trading may cause the Fund to sell securities at less favorable prices. Transaction costs, such as brokerage commissions and market spreads, can detract from the Fund’s performance. In addition, the return received by long-term shareholders may be reduced when trades by other shareholders are made in an effort to take advantage of certain pricing discrepancies, when, for example, it is believed that the Fund’s share price, which is determined at the close of the NYSE on each trading day, does not accurately reflect the value of the Fund’s portfolio securities. Funds investing in foreign securities have been particularly susceptible to this form of arbitrage, but other Funds could also be affected.

Because of the potential harm to the Fund and its long term shareholders, the Board has approved policies and procedures that are intended to discourage and prevent excessive trading and market timing abuses through the use of various surveillance techniques. Under these policies and procedures, the Fund may limit additional exchanges or purchases of Fund shares by shareholders who are believed by the manager to be engaged in these abusive trading activities. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging, or similar activities that may nonetheless result in frequent trading of Fund shares. For this reason, the Board has not adopted any specific restrictions on purchases and sales of Fund shares, but the Fund reserves the right to reject any exchange or purchase of Fund shares with or without prior notice to the account holder. In cases where surveillance of a particular account establishes what the manager believes to be obvious market timing, the manager will seek to block future purchases and exchanges of Fund shares by that account. Where surveillance of a particular account indicates activity that the manager believes could be either abusive or for legitimate purposes, the Fund may permit the account holder to justify the activity.

The Fund’s shares are offered exclusively to insurance company separate accounts that fund certain insurance contracts, and insurance companies typically hold shares for a number of insurance contracts in a single account. The policies discussed above apply to any account, including accounts held through intermediaries such as insurance company separate accounts, where the intermediary holds Fund shares for a number of its customers in one account. The Fund’s distributors have entered into agreements with intermediaries requiring the intermediaries to, among other things, help identify frequent trading activity and to prohibit further purchases or exchanges by a shareholder identified as having engaged in frequent trading.

The Fund’s policies also require personnel such as portfolio managers and investment staff to report any abnormal or otherwise suspicious investment activity, and prohibit short-term trades by such personnel for their own account in mutual funds managed by the manager and its affiliates, other than money market funds. Additionally, the Fund has adopted policies and procedures to prevent the selective release of information about its portfolio holdings, as such information may be used for market-timing and similar abusive practices.

The Fund’s policies provide for ongoing assessment of the effectiveness of current policies and surveillance tools, and the Board reserves the right to modify these or adopt additional policies and restrictions in the future. Shareholders should be aware, however, that any surveillance techniques currently employed by the Fund or other techniques that may be adopted in the future may not be effective. As noted above, if the Fund is unable to detect and deter trading abuses, its performance, and long-term shareholders, may be harmed. In addition, because the Fund has not adopted any specific limitations or restrictions on the trading of Fund shares, shareholders may be harmed by the extra costs and portfolio management inefficiencies that result from frequent trading of Fund shares, even when the trading is not for abusive purposes. Furthermore, the Fund may not apply its policies consistently or uniformly, resulting in the risk that some shareholders may be able to engage in frequent trading while others will bear the costs and effects of that trading. The Fund will provide advance notice to its shareholders and prospective investors of any specific restrictions on the trading of Fund shares that the Board may adopt in the future.

Share price

The Fund’s net asset value per share is the value of its assets minus its liabilities divided by the number of shares outstanding. The Fund calculates its net asset value every day the NYSE is open. The Fund calculates net asset value separately for each class of shares. This calculation is done when regular trading closes on the NYSE. If the NYSE closes early, the Fund accelerates the calculation of its net asset value to the actual closing time (normally 4 p.m., Eastern time). The NYSE is closed on certain holidays listed in the SAI.

The Board has approved procedures to be used to value the Fund’s securities for the purposes of determining the Fund’s net asset value. The valuation of the securities of the Fund is determined in good faith by or under the direction of the Board. The Board has delegated certain valuation functions for the Fund to the manager.

The Fund generally values its securities based on market prices determined at the close of regular trading on the NYSE. The Fund’s currency valuations, if any, are done as of when the London Stock Exchange closes, which is usually at 12 noon Eastern time, as the manager believes that these valuations typically reflect the largest trading volume in the foreign currency markets. A material change in the value of currency during the period between the close of the London Stock Exchange and the calculation of the Fund’s net asset value on the same date is considered a significant event, as described below, in response to which the Fund may use fair valuation procedures to value the affected investments. For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third party pricing vendors approved by the Fund’s Board using a variety of pricing techniques and methodologies. The market price for debt obligations is generally the price supplied by an independent third party pricing service approved by the Fund’s Board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If vendors are unable to supply a price, or if the price supplied is deemed by the manager to be unreliable, the market price may be determined using quotations received from one or more broker/dealers that make a market in the security. When such prices or quotations are not available, or when the manager believes that they are unreliable, the manager may price securities using fair value procedures approved by the Board. The Fund may also use fair value procedures if the manager determines that a significant event has occurred between the time at which a market price is determined and the time at which the Fund’s net asset value is calculated. In particular, the value of foreign securities may be materially affected by events occurring after the close of the market on which they are valued, but before the Fund prices its shares. The Fund uses a fair value model developed by an independent third party pricing service to price foreign equity securities on days when there is a certain percentage change in the value of a domestic equity security index, as such percentage may be determined by the manager from time to time.

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value.

International markets may be open on days when U.S. markets are closed and the value of foreign securities owned by the Fund could change on days when you cannot buy or redeem shares.

Dividends, distributions and taxes

The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. In order to qualify as a regulated investment company, the Fund must meet certain income and asset diversification tests and distribution requirements. As a regulated investment company meeting these requirements, the Fund will not be subject to Federal income tax on its taxable investment income and capital gains that it distributes to its shareholders. Distributions made by the Fund to an insurance company separate account, and exchanges and redemptions of Fund shares made by a separate account, ordinarily do not cause the corresponding contract holder to recognize income or gain for Federal income tax purposes. All income and capital gain distributions are automatically reinvested in additional shares of the Fund at net asset value and are includable in gross income of the separate accounts holding such shares. See the VA contract or VLI policy prospectus for information regarding the Federal income tax treatment of distributions to the separate accounts and to Policy holders of the contracts.

In order to comply with the diversification requirements applicable to “segregated asset accounts” under the Code, the Fund intends to structure its portfolio in a manner that complies with those requirements. The applicable Treasury regulations generally provide that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of the Fund may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose all securities of the same issuer are considered a single investment. An alternative asset diversification test may be satisfied under certain circumstances. So long as the Fund qualifies as a “regulated investment company,” each segregated asset account investing in the Fund will be entitled to “look through” to the Fund’s portfolio in order to satisfy the diversification requirements. As noted above, the Fund may sell its shares directly to separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance and to certain qualified pension and retirement plans; if the Fund were to sell its shares to other categories of shareholders, the Fund may fail to comply with applicable Treasury requirements regarding investor control. If the Fund should fail to comply with the diversification or investor control requirements or fails to qualify for the special tax treatment afforded regulated investment companies under the Code, Policies invested in the Fund would not be treated as annuity, endowment or life insurance contracts under the Code. All income and gain earned inside the policies would be taxed currently to the Policy holders and would remain subject to taxation as ordinary income thereafter, even if the Fund were to become adequately diversified.

APPENDIX D

Comparison of Investment Objectives, Principal Investment Strategies and Management

The following chart lists the investment objective, principal investment policies, manager and portfolio manager of each Fund. The chart provides a side-by-side comparison for shareholders of the Acquired Fund. For a more detailed analysis, including risk factors, please review the section “Comparison of Investment Objectives, Strategies and Principal Risks of Investing in the Fund” in the Proxy Statement/Prospectus.

	Legg Mason Partners Variable Appreciation Portfolio (Acquiring Fund)	Legg Mason Partners Variable Multiple Discipline Portfolio— Large Cap Growth and Value (Acquired Fund)
Investment Objective	Long-term growth of capital. The Fund’s investment objective may be changed without shareholder approval.	Long-term appreciation of capital. The Fund’s investment objective may be changed without shareholder approval.

Principal Investment Policies

The Fund invests primarily in equity securities of U.S. companies. The Fund typically invests in medium and large cap companies, but may invest in small cap companies.

The Fund may invest up to 35% of its total assets in debt securities and money market instruments for cash management or other purposes.

The Fund may invest up to 10% of its net assets in securities of foreign issuers directly or in the form of ADRs, European Depositary Receipts or similar securities representing interests in common stock of foreign issuers.

The Fund may use derivatives as a hedge, as a cash flow management technique or as a substitute for buying and selling securities.

The Fund is diversified.

The Fund may invest up to 10% of its assets in other investment vehicles.

Under normal market
conditions, the Fund will invest
at least 80% in equity securities
of companies with large market
capitalizations—those with
market caps similar to the
Russell 1000 Index.

The large cap growth segment
manager will invest in large-
capitalization growth stocks that
in the segment manager’s
opinion are of high quality and
have superior balance sheets,
exceptional management teams
and consistent, long-term
operating histories. This
investment style focuses on
more consistent growth of
capital while seeking to reduce
volatility of returns.

The large cap value segment
managers will invest in
established, undervalued
companies that the segment
managers believe to be
experiencing a fundamental,
positive change that is not
reflected in the stock price.

The Fund may invest up to 10%
of its assets (at the time of
investment) in ADRs and
ordinary shares of non-U.S.
companies that trade in the U.S.
markets.

	Legg Mason Partners Variable Appreciation Portfolio (Acquiring Fund)	Legg Mason Partners Variable Multiple Discipline Portfolio— Large Cap Growth and Value (Acquired Fund)

The Fund may use derivatives as a hedge, as a cash flow management technique or as a substitute for buying and selling securities.

The Fund may invest up to 20% of its assets in equity securities of companies with total market capitalizations below $5 billion and in money market instruments and/or cash to pay expenses and meet redemption requests.

The Fund is diversified.

Principal Investment Strategies

The portfolio managers select individual companies and look for investments among a strong core of growth and value stocks, consisting primarily of blue-chip companies that dominate their industries. The portfolio managers’ investment strategy consists of individual company selection and management of cash reserves. The portfolio managers look for investments among a strong core of growth and value stocks, consisting primarily of blue chip companies dominant in their industries. The Fund may also invest in companies with prospects for sustained earnings growth and/or a cyclical earnings record.

Criteria include: strong or rapidly improving balance sheets; recognized industry leadership; effective management teams focused on shareholder returns; fast growth records; future earnings prospects; technological innovation; general market and economic factors; and current yield or potential for dividend growth.

The large cap growth segment manager seeks to invest in stocks of well-known companies believed to have strong growth prospects. The segment manager seeks more consistent growth of capital and reduced volatility of returns. The objective is to outperform the broad stock market over a full market cycle with less volatility.

The large cap value segment managers seek to invest in stocks of established companies believed to be available at attractive prices. The segment managers seek stocks of companies that are experiencing positive fundamental changes that the segment managers believe are not yet reflected in the price of their stocks. This investment style seeks reduced volatility as well as long-term capital growth.

The target allocations are 50% to the large cap growth segment and 50% to the large cap value segment. The Fund is coordinated by portfolio managers who purchase and sell securities for the Fund on the basis of recommendations received from each segment’s portfolio managers. The coordinating portfolio managers identify and

Legg Mason Partners Variable Appreciation Portfolio (Acquiring Fund)	Legg Mason Partners Variable Multiple Discipline Portfolio— Large Cap Growth and Value (Acquired Fund)

In selecting individual companies for the Fund’s portfolio, the portfolio managers look for the following:

•     Strong or rapidly improving balance sheets;

•     Recognized industry leadership; or

•     Effective management teams that exhibit a desire to earn consistent returns for shareholders.

In addition, the portfolio managers consider the following characteristics:

•     Past growth records;

•     Future earnings prospects;

•     Technological innovation;

•     General market and economic factors; or

•     Current yield or potential for dividend growth.

Generally, companies in the Fund’s portfolio fall into one of the following categories:

•     Companies with assets or earning power that are either unrecognized or undervalued. The portfolio managers generally look for a catalyst that will unlock these values. The portfolio managers also look for companies that are expected to have unusual earnings growth or whose stocks appear likely to go up in value because of marked changes in the way they do business (for example, a corporate restructuring); or

analyze duplicate positions that may occur if different segment managers direct the purchase of the same security for their respective segments, and determine whether the size of each position is appropriate for the Fund. In order to maintain the Fund’s target allocations among the segment managers, the coordinating portfolio managers will:

•     Divide all daily cash inflows (purchases and reinvested distributions) and outflows (redemptions and expense items) between the two segments, as appropriate; and

•     Rebalance the allocation of Value and Growth segment securities in the Fund’s assets promptly to the extent the percentage of the Fund’s assets invested in either the Value or Growth segment’s securities equals or exceeds 60% of the Fund’s total assets.

Upon consultation with the segment managers, the coordinating managers may also (but are not required to) make adjustments if one or more segments become over- or under-weighted as a result of market appreciation or depreciation. Such adjustment will be made at the discretion of the coordinating managers and the segment managers. As a result of the possibility of allocation adjustments, the performance of the Fund may differ from the performance of each segment if it had been maintained as a separate portfolio.

Legg Mason Partners Variable Appreciation Portfolio (Acquiring Fund)	Legg Mason Partners Variable Multiple Discipline Portfolio— Large Cap Growth and Value (Acquired Fund)

•     Companies with superior demonstrated and expected growth characteristics whose stocks are available at a reasonable price. Typically, there is strong recurring demand for these companies’ products.

The portfolio managers adjust the amount held in cash reserves depending on the portfolio managers’ outlook for the stock market. The portfolio managers will increase the Fund’s allocation to cash when, in the portfolio managers’ opinion, market valuation levels become excessive. The portfolio managers may sometimes hold a significant portion of the Fund’s assets in cash while waiting for buying opportunities or to provide a hedge against stock market declines.

As a consequence of their
efforts to maintain assets at
targeted percentages, the
coordinating portfolio managers
will allocate assets and
rebalance when necessary by
(1) allocating cash inflow to the
portfolio segment that is below
its targeted percentage, or
(2) selling securities in the
portfolio segment that exceeds
its targeted percentage with
proceeds being reallocated to the
portfolio segment that is below
its targeted percentage.
Reallocations may result in early
recognition of taxable gains and
in additional transaction costs to
the extent that the sales of
securities as part of these
reallocations result in higher
portfolio turnover. In addition, if
one segment manager buys a
security during a time frame
when the other segment
manager sells it, the net position
of the large cap portfolio in the
security may be approximately
the same as it would have been
with a single segment manager
and no such sale and purchase.
The coordinating portfolio
managers will consider these
costs in determining the
allocation and reallocation of
assets. Where possible, in these
instances, the coordinating
portfolio managers will seek to
avoid transaction costs.

Large Cap Growth segment:

The segment manager seeks to
invest in the stocks of well-
known companies believed to
have strong growth prospects.
The segment manager seeks
more consistent growth of
capital and reduced volatility of
returns. The objective is to

Legg Mason Partners Variable Appreciation Portfolio (Acquiring Fund)	Legg Mason Partners Variable Multiple Discipline Portfolio— Large Cap Growth and Value (Acquired Fund)

outperform the broad stock market over a full market cycle with less volatility. In selecting individual companies for investment, the segment manager considers:

•     Above average growth prospects;

•     Technological innovation;

•     Industry dominance;

•     Competitive products and services;

•     Global scope;

•     Long-term operating history;

•     Strong cash flow;

•     High return on equity;

•     Strong financial condition; and

•     Experienced and effective management

Large Cap Value segment:

The segment managers seek to invest in the stocks of established companies believed to be available at attractive prices. The segment managers seek stocks of companies that are experiencing positive fundamental changes that the segment managers believe are not yet reflected in the price of their stock. This investment style seeks reduced volatility as well as long-term capital growth. In selecting individual companies for investment, the segment managers consider:

•     Demonstrated financial strength;

•     Improving returns on invested capital and cash flow;

•     New management;

	Legg Mason Partners Variable Appreciation Portfolio (Acquiring Fund)	Legg Mason Partners Variable Multiple Discipline Portfolio— Large Cap Growth and Value (Acquired Fund)
• New product development or change in competitive position; • Regulatory changes favoring the company; • Restructuring; and • New business strategy not yet recognized by the marketplace.

Investment Manager/ Sub-Adviser	LMPFA/ClearBridge	LMPFA/ClearBridge

Portfolio Managers	Harry D. Cohen and Scott D. Glasser	Roger Paradiso, Kirstin Mobyed, Alan J. Blake, Robert Feitler and Dmitry Khaykin

APPENDIX E

Portfolio Manager Compensation

ClearBridge. Investment professionals of Legg Mason and ClearBridge receive base salary and other employee benefits and are eligible to receive incentive compensation. Base salary is fixed and typically determined based on market factors and the skill and experience of individual investment personnel.

ClearBridge has an incentive and deferred compensation plan (the “Plan”) for its investment professionals, including the Fund’s portfolio managers. Each investment professional works as a part of an investment team. The Plan is designed to align the objectives of ClearBridge investment professionals with those of Fund shareholders and other ClearBridge clients. Under the Plan a “base incentive pool” is established for each team each year as a percentage of ClearBridge’s revenue attributable to the team (largely management and related fees generated by funds and other accounts). A team’s revenues are typically expected to increase or decrease depending in part on the effect that the team’s investment performance has on the level of assets in the investment products managed by the team. The “base incentive pool” of a team is reduced by base salaries paid to members of the team and other employee expenses attributable to the team.

The investment team’s incentive pool is then adjusted to reflect its ranking among a “peer group” of non-ClearBridge investment managers and the team’s pre-tax investment performance against the applicable product benchmark (e.g., a securities index and, with respect to a fund, the benchmark set forth in the Fund’s prospectus to which the Fund’s average annual total returns are compared or, if none, the benchmark set forth in the Fund’s annual report). The peer group of non-ClearBridge investment managers is defined by product style/type, vehicle type and geography and selected by independent vendors that track and provide (for a fee paid by ClearBridge) relevant peer group performance and ranking data. Longer-term (5-year) performance is more heavily weighted than shorter-term (1-year) performance in the calculation of the performance adjustment factor. The incentive pool for a team may also be adjusted based on other qualitative factors by the applicable ClearBridge Chief Investment Officer. The incentive pool will be allocated by the applicable ClearBridge Chief Investment Officer to the team leader and, based on the recommendations of the team leader, to the other members of the team.

Up to 20% of an investment professional’s annual incentive compensation is subject to deferral. For portfolio managers, 25% of this deferral tracks performance of their primary managed product while another 25% tracks performance of an elected fund. Therefore, portfolio managers may potentially have 50% of their deferred award amount tracking the performance of their primary managed product. The remaining 50% of the deferral is received in the form of Legg Mason restricted stock shares.

E-1

APPENDIX F

Financial Highlights of Legg Mason Partners Variable Appreciation Portfolio

The financial highlights table is intended to help you understand the performance of the Fund’s Class I shares for the past five years. Information on Class I shares is presented because the Fund does not currently offer Class II shares. Prior to April 30, 2007, the Fund offered one non-designated class of shares. Effective April 30, 2007, the non-designated class of shares was re-designated as Class I shares. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a Class I share of the Fund assuming reinvestment of all dividends and distributions. The financial information shown below is that of the Fund’s predecessor, Legg Mason Partners Variable Appreciation Portfolio, a series of Legg Mason Partners Variable Portfolios II. The information in the following table has been derived from the predecessor fund’s financial statements, which were audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the annual report (available upon request).

For a Class I share outstanding throughout each year ended December 31:

	2006		2005	2004	2003	2002(1)
Net asset value, beginning of year	$24.23		$23.43	$21.77	$17.58	$21.66

Income (loss) from operations:
Net investment income	0.30		0.21	0.25	0.14	0.13
Net realized and unrealized gain (loss)	3.28		0.80	1.66	4.18	(3.92)

Total income (loss) from operations	3.58		1.01	1.91	4.32	(3.79)

Less distributions from:
Net investment income	(0.29)		(0.21)	(0.25)	(0.13)	(0.29)
Net realized gains	(0.77)		—	—	—	—

Total distributions	(1.06)		(0.21)	(0.25)	(0.13)	(0.29)

Net asset value, end of year	$26.75		$24.23	$23.43	$21.77	$17.58

Total return(2)	14.80%		4.29%	8.79%	24.56%	(17.53)%

Net assets, end of year (millions)	$911		$899	$852	$730	$549

Ratios to average net assets:
Gross expenses	0.73	%†	0.72%	0.75%	0.77%	0.77%
Net expenses	0.72	(3)†	0.72	0.75 (3)	0.77	0.77
Net investment income	1.10		0.86	1.14	0.73	0.67

Portfolio turnover rate	35%		51%	41%	41%	71%

(1)	Per share amounts have been calculated using the average shares method.
(2)

Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown.

(3)	Reflects fee waivers and/or expense reimbursements.
†	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the fund during the period. Without these fees, the gross and the net expense ratios would have been 0.71% and 0.70%, respectively.

F-1

APPENDIX G

Management’s Discussion of Fund Performance for Legg Mason Partners Variable Appreciation Portfolio

The discussion of performance for Legg Mason Variable Appreciation Portfolio in this Appendix G is taken from the most recent annual report to shareholders and does not reflect developments occurring after the report was filed with the SEC and sent to shareholders.

Portfolio Overview

Legg Mason Partners Variable Appreciation Portfolio

Q. What were the overall market conditions during the Portfolio’s reporting period?

A. The stock market went through two distinct phases over the course of the reporting period. The first phase, early in the year, saw the market (as represented by the S&P 500 Indexi) trade within a limited range and then weaken considerably as spring arrived. By the end of June, and into the summer, skepticism about stocks was high and rising among both professional and individual investors. Weakness in the economy during the summer led to increased corporate earnings anxiety, accentuated by uncertainty concerning the intentions of the Federal Reserve Board (“Fed”)ii. But as the year progressed, a confluence of factors resulted in an advance that caught a lot of people flat-footed. Instead of declining, corporate earnings in general came through with strength. The decline in housing-related activity triggered hopes of Fed easing. Merger activity and private equity buyouts caused investors to realize that credit was cheap and available and that there were still some decent values to be had in the stock market. Finally, professional investors, who had been preparing for tough markets, had to step in and play catch-up, fueling demand for stocks and helping drive a rally that started late in the third calendar quarter of 2006 and continued through the end of the year.

Performance Update

For the 12 months ended December 31, 2006, the Legg Mason Partners Variable Appreciation Portfolio1 returned 14.80%. The Portfolio outperformed the Lipper Variable Large-Cap Core Funds Category Average2 which increased 13.31%. The Portfolio’s unmanaged benchmark, the S&P 500 Index, returned 15.78% for the same period.

Performance Snapshot as of December 31, 2006 (unaudited)

	6 Months	12 Months
Legg Mason Partners Variable Appreciation Portfolio	10.84%	14.80%
S&P 500 Index	12.73%	15.78%
Lipper Large-Cap Core Funds Category Average	11.56%	13.31%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses.

Performance figures reflect reimbursements and/or fee waivers, without which the performance would have been lower.

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the period ended December 31, 2006, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 230 funds for the six-month period and among the 224 funds for the 12-month period in the Portfolio’s Lipper category.

[1]

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of initial sales charges and expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges, and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

[2]

Lipper, Inc. is a major independent mutual-fund tracking organization. Average annual returns are based on the 12-month period ended December 31, 2006, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 224 funds in the Portfolio’s Lipper category.

Q. What were the most significant factors affecting Portfolio performance?

A. While all the Portfolio’s sectors experienced positive returns for the annual period, on an absolute basis, the greatest contributors to the Portfolio’s performance for the year were its holdings in the financials sector, followed by its positions in the industrials sector. The Portfolio’s positions in the energy, information technology (“IT”), consumer discretionary, materials and consumer staples sectors also made significant contributions to performance for the reporting period.

Q. What were the leading contributors to performance?

A. The greatest contributors to performance for the period included positions in Berkshire Hathaway Inc. and Forest City Enterprises Inc., both in the financials sector, Exxon Mobil Corp. in energy, Cisco Systems Inc. in the IT sector, and Walt Disney Co. in consumer discretionary. All five stocks were still held by the Portfolio at the close of the reporting period.

Q. What were the leading detractors from performance?

A. The greatest detractors from performance for the period included positions in Yahoo! Inc. and Intel Corp., both in IT, Amazon.com Inc. in consumer discretionary, as well as Amgen Inc. and Medtronic Inc. in healthcare. The Portfolio closed its positions in both Amazon.com and Medtronic over the course of the reporting period.

Q. Were there any significant changes to the Portfolio during the reporting period?

A. While the Portfolio experienced a historically consistent level of portfolio turnover during the past year, we did not make any significant alterations to the portfolio or its sector allocation.

Thank you for your investment in the Legg Mason Partners Variable Appreciation Portfolio. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Portfolio’s investment goals.

Sincerely,

Harry D. “Hersh” Cohen Portfolio Manager ClearBridge Advisors, LLC	Scott K. Glasser Portfolio Manager ClearBridge Advisors, LLC

January 20, 2007

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of December 31, 2006 and are subject to change and may not be representative of the Portfolio managers’ current or future investments. The Portfolio’s top ten holdings (as a percentage of net assets) as of this date were: Berkshire Hathaway Inc., Class A Shares (6.0%), General Electric Co. (5.2%), Microsoft Corp. (3.4%), Exxon Mobil Corp. (3.0%), 3M Co. (2.6%), Time Warner Inc. (2.5%), Cisco Systems Inc. (2.5%), United Technologies Corp. (2.3%), Forest City Enterprises Inc., Class A Shares (2.1%), and St. Paul Travelers Cos. Inc. (2.1%). Please refer to pages 22 through 26 for a list and percentage breakdown of the Portfolio’s holdings.

The mention of sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. The Portfolio’s top five sector holdings (as a percentage of net assets) as of December 31, 2006 were: Industrials (20.0%), Financials (20.0%), Information Technology (16.3%), Consumer Staples (10.6%) and Energy (8.2%). The Portfolio’s composition is subject to change at any time.

RISKS: The Portfolio may invest in small- and mid-cap companies that may involve a higher degree of risk and volatility than investments in large-cap companies. Foreign stocks are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. The Portfolio may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on portfolio performance. Please see the Portfolio’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	The S&P 500 Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the U.S.
ii

The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

Legg Mason Partners Variable Appreciation Portfolio

Investment Breakdown

Fund Performance

Legg Mason Partners Variable Appreciation Portfolio

Average Annual Total Returns(1) (unaudited)

Twelve Months Ended 12/31/06	14.80%
Five Yeas Ended 12/31/06	6.00
Ten Years Ended 12/31/06	8.10
Inception* through 12/31/06	9.48

Cumulative Total Return(1) (unaudited)

12/31/96 through 12/31/06	117.97%

(1)

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value. All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

*	Inception date is October 16, 1991.

Historical Performance (unaudited)

Legg Mason Partners Variable Appreciation Portfolio

Value of $10,000 Invested in the Legg Mason Partners Variable Appreciation Portfolio vs. S&P 500 Index (December 1996—December 2006)

[GRAPHIC TO COME]

The chart above compares the growth in value of a hypothetical $10,000 investment in Legg Mason Partners Variable Appreciation Portfolio on December 31, 1996 through December 31, 2006 with that of a similar investment in the S&P 500 Index. The S&P 500 Index is an unmanaged index composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and over-the-counter market.

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower

APPENDIX H

Historical Performance for the Funds

The information below provides an indication of the risks of investing in each Fund by showing changes in each Fund’s performance from year to year. The performance information shown below for the Acquired Fund is that of the Fund’s predecessor, the Legg Mason Partners Variable Multiple Discipline Portfolio—Large Cap Growth and Value series of Legg Mason Partners Variable Portfolios IV. The performance information shown below for the Acquiring Fund is that of the Fund’s predecessor, the Legg Mason Partners Variable Appreciation Portfolio series of Legg Mason Partners Variable Portfolios II. Effective April 30, 2007, the Acquiring Fund’s non-designated class of shares was re-designated “Class I” shares and is referred to as “Class I shares.”

The tables shows how each Fund’s average annual returns for each of the last ten calendar years (or since inception, if less) compared to the return of its benchmark index, an unmanaged broad-based index of common stocks that is generally representative of the performance of larger companies in the U.S. Past performance does not necessarily indicate how the Funds will perform in the future. Performance figures do not reflect expenses incurred from investing through a separate account; if those expenses had been reflected, performance would have been lower. Please refer to the separate account prospectus for more information on expenses.

Legg Mason Partners Variable Multiple Discipline Portfolio—Large Cap Growth and Value

Total return

Highest and Lowest Quarterly Returns (for periods shown in the bar chart)

Highest: 15.98% in 2nd quarter 2003; Lowest: (4.66)% in 3rd quarter 2004

H-1

Average Annual Total Returns

(for the periods ended December 31, 2006)

	1 Year	Since Inception	Inception Date
Variable Multiple Discipline Portfolio—Large Cap Growth and Value Index	12.27%	13.58%	10/1/02
Russell 1000	15.46%	15.59%	*

*	The Russell 1000 Index is a broad-based unmanaged capitalization weighted index of the 1000 largest companies in the Russell 3000 Index. Index comparison begins on October 1, 2002. It is not possible to invest directly in an index. Index performance reflects no deduction for fees, expenses or taxes.

Legg Mason Partners Variable Appreciation Portfolio

Total Return—Class I Shares

Highest and lowest quarterly returns (for periods shown in the bar chart)

Highest: 16.91% in 4th quarter 1998; Lowest: (13.45)% in 3rd quarter 2002

Average Annual Total Returns

(for the periods ended December 31, 2006)

	1 Year	5 Years	10 Years
Class I	14.80%	6.00%	8.10%
S&P 500 Index*	15.78%	6.18%	8.42%

*	The S&P 500 Index is an unmanaged market-value weighted index comprised of 500 widely held common stocks. It is not possible to invest directly in the S&P 500 index. The index does not reflect deductions for fees, expenses or taxes.

H-2

APPENDIX I

Instructions for Signing the Voting Instruction Card

The following general rules for signing the voting instruction card may be of assistance to you and avoid the time and expense involved in validating your vote if you fail to sign your voting instruction card properly.

1.	Individual Accounts: Sign your name exactly as it appears in the registration on the voting instruction card.

2.	Joint Accounts: Either party may sign, but the name of the party signing should conform exactly to the name shown in the registration on the voting instruction card.

3.	All Other Accounts: The capacity of the individual signing the voting instruction card should be indicated unless it is reflected in the form of registration. For example:

Registration	Valid Signature

Corporate Accounts
(1) ABC Corp.	ABC Corp.
(2) ABC Corp.	John Doe, Treasurer
(3) ABC Corp. c/o John Doe, Treasurer	John Doe
(4) ABC Corp. Profit Sharing Plan	John Doe, Trustee

Trust Accounts
(1) ABC Trust	Jane B. Doe, Trustee
(2) Jane B. Doe, Trustee u/t/d 12/28/78	Jane B. Doe

Custodial or Estate Accounts
(1) John B. Smith, Cust. f/b/o John B. Smith, Jr. UGMA	John B. Smith
(2) Estate of John B. Smith	John B. Smith Jr., Executor

I-1

APPENDIX J

5% Shareholders of the Acquired Fund and Acquiring Fund

[TO COME]

J-1

SUBJECT TO COMPLETION, DATED JULY 2, 2007

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

Legg Mason Partners Variable Appreciation Portfolio

Legg Mason Partners Variable Multiple Discipline Portfolio—Large Cap Growth and Value

STATEMENT OF ADDITIONAL INFORMATION

[                    ], 2007

Acquisition of the Assets and Liabilities of:	By and in Exchange for Shares of:
Legg Mason Partners Variable Multiple Discipline Portfolio—Large Cap Growth and Value	Legg Mason Partners Variable Appreciation Portfolio

125 Broad Street New York, New York 10004 1-800-451-2010	125 Broad Street New York, New York 10004 1-800-451-2010

This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Proxy Statement/Prospectus dated [                    ], 2007, relating specifically to the proposed transfer of all of the assets and the assumption of all of the liabilities of Legg Mason Partners Variable Multiple Discipline Portfolio—Large Cap Growth and Value (the “Acquired Fund”) in exchange for shares of Legg Mason Partners Variable Appreciation Portfolio (the “Acquiring Fund”) having an aggregate value equal to those of the Acquired Fund. To obtain a copy of the Proxy Statement/Prospectus, please write to the Acquiring Fund at the address set forth above or call 1-800-451-2010. The transfer is to occur pursuant to an Agreement and Plan of Reorganization. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy Statement/Prospectus.

1.	General Information	2

2.	Financial Statements and Other Incorporated Documents	2

1

GENERAL INFORMATION

A Special Meeting of Shareholders of the Acquired Fund to consider the Reorganization will be held at the offices of Bingham McCutchen LLP, 399 Park Avenue, Conference Room 21B, New York, New York 10022, on October 24, 2007, at 11:00 a.m., Eastern time. For further information about the Reorganization, see the Proxy Statement/Prospectus.

FINANCIAL STATEMENTS

The Statement of Additional Information (the “SAI”) related to the Proxy Statement/Prospectus dated [                    ], 2007 consists of this cover page and the following documents, each of which was filed electronically with the Securities and Exchange Commission (the “SEC”). This SAI incorporates by reference (i) the Annual Report to Shareholders of the Acquired Fund for the year ended December 31, 2006 (SEC Accession Number 0000950123-07-003541, filed March 9, 2007), (ii) the Annual Report to Shareholders of the Acquiring Fund for the year ended December 31, 2006 (SEC Accession Number 0000950123-07-003618, filed March 12, 2007), (iii) the Acquired Fund SAI dated April 30, 2007 (SEC Accession Number 0001193125-07-091149, filed April 26, 2007) and (iv) the Acquiring Fund SAI dated April 30, 2007 (SEC Accession Number 0001193125-07-091149, filed April 26, 2007). Each of these reports contains historical financial information regarding each of the Funds and has been filed with the SEC. The financial statements therein, and, in the case of the Annual Reports to Shareholders, the reports of the independent registered public accounting firm therein, are incorporated herein by reference.

Pro forma financial statements reflecting consummation of the Reorganization have not been prepared because the net asset value of the Acquired Fund did not exceed 10% of the net asset value of the Acquiring Fund as of [date], 2007.

2

PART C

OTHER INFORMATION

ITEM 15.	INDEMNIFICATION

The response to this item is, in part, incorporated by reference to the Registrant Statement. Reference is also made to Paragraph 4 of the Distribution Agreement between the Registrant and Citigroup Global Markets Inc. (“CGMI”) (the “CGMI Distribution Agreement”), paragraph 7 of the Amendment to the CGMI Distribution Agreement and paragraph 9 of the Distribution Agreement between the Registrant and Legg Mason Investors Services, LLC (“LMIS”).

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the ‘Securities Act’) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 16.	EXHIBITS

1(a)	The Registrant’s Declaration of Trust dated as of October 2, 2006 is incorporated herein by reference to Post-Effective Amendment No. 11 on Form N-1A to the Registrant’s Registration Statement filed with the SEC on April 27, 2007 (“Post-Effective Amendment No. 11”).

1(b)	Designation of Series of Shares of Beneficial Interests in the Trust effective as of February 8, 2007 is incorporated herein by reference to Post-Effective Amendment No. 11.

2	The Registrant’s By-Laws dated October 4, 2006 are incorporated herein by reference to Post-Effective Amendment No. 11.

3	Not applicable.

4	Form of Agreement and Plan of Reorganization included in Part A of the Registration Statement on Form N-14 filed herewith.

5	Not applicable

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6(a)	Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Variable Multiple Discipline Portfolio—Large Cap Growth and Value, and LMPFA dated August 1, 2006 is incorporated herein by reference to Post-Effective Amendment No. 6 on Form N-1A to the Registrant’s Registration Statement filed with the SEC on January 26, 2007 (“Post-Effective Amendment No. 6”).

6(b)	Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Variable Appreciation Portfolio, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 7 on Form N-1A to the Registrant’s Registration Statement filed with the SEC on January 30, 2007 (“Post-Effective Amendment No. 7”).

6(c)	Form of Subadvisory Agreement between LMPFA and ClearBridge Advisors, LLC (“ClearBridge”) dated August 1, 2006, regarding Legg Mason Partners Variable Multiple Discipline Portfolio—Large Cap Growth and Value, is incorporated herein by reference to Post-Effective Amendment No. 6.

6(d)	Form of Subadvisory Agreement between LMPFA and ClearBridge, regarding Legg Mason Partners Variable Appreciation Portfolio, is incorporated herein by reference to Post-Effective Amendment No. 7.

7(a)	Form of the Distribution Agreement between the Registrant and CGMI (formerly Salomon Smith Barney Inc.) (the “CGMI Distribution Agreement”) is incorporated by reference to Pre-Effective Amendment No. 1 filed with the SEC on September 12, 2002 (“Pre-Effective Amendment No. 1”).

7(b)	Form of the Distribution Agreement between the Registrant and PFS Distributors, Inc. is incorporated by reference to Pre-Effective Amendment No. 1.

7(c)	Amendment to the CGMI Distribution Agreement dated December 1, 2005 between the Registrant and CGMI is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement filed on April 27, 2006 (“Post-Effective Amendment No. 5”).

7(d)	Distribution Agreement dated December 1, 2005 between Registrant and Legg Mason Investors Services, LLC (“LMIS”) is incorporated herein by reference to Post-Effective Amendment No. 5.

8(a)	Emeritus Retirement Plan relating to certain funds, established effective as of January 1, 2007, is incorporated herein by reference to Post-Effective Amendment No. 6.

8(b)	Amended and Restated Trustee Retirement Plan relating to certain funds dated as of January 1, 2005 (the “General Retirement Plan”), is incorporated herein by reference to Post-Effective Amendment No. 6.

8(c)	Legg Mason Investment Series (f/k/a Smith Barney Investment Series) Amended and Restated Trustees Retirement Plan dated as of January 1, 2005, is incorporated herein by reference to Post-Effective Amendment No. 6.

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8(d)	Amendment to the General Retirement Plan and the Legg Mason Partners Investment Series Amended and Restated Trustees Retirement Plan is incorporated herein by reference to Post-Effective Amendment No. 6.

8(e)	Amended and Restated Emeritus Retirement Plan relating to certain funds, established effective as of January 1, 2007, is incorporated herein by reference to Post-Effective Amendment No. 6.

9(a)	Form of Custodian Agreement between the Registrant and State Street Bank and Trust Company, a Massachusetts trust company is incorporated by reference to Pre-Effective Amendment No. 1.

9(b)	Form of Custodian Agreement between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 5.

10(a)	Form of Services and Distribution Plan pursuant to Rule 12b-1 is incorporated herein by reference to Pre-Effective Amendment No. 1.

10(b)	Form of Distribution Plan is incorporated herein by reference to Pre-Effective Amendment No. 1.

10(c)	Amended Services and Distribution Plan pursuant to Rule 12b-1 is incorporated herein by reference to Post-Effective Amendment No. 5.

10(b)	Form of Multiple Class Plan pursuant to Rule 18f-3 is incorporated by reference to Pre-Effective Amendment No. 1.

11(a)	Opinion and consent of Willkie Farr & Gallagher LLP as to the legality of the securities being registered is filed herewith.

11(b)	Opinion and consent of Venable LLP as to the legality of the securities being registered is filed herewith.

12	Form of opinion of Willkie Farr & Gallagher LLP supporting the tax matters and consequences to shareholders of Legg Mason Partners Variable Multiple Discipline Portfolio—Large Cap Growth and Value discussed in the Proxy Statement/Prospectus is filed herewith.

13	Not applicable.

14	Consent of KPMG LLP is filed herewith.

15	Not applicable.

16	Powers of Attorney are filed herewith.

17(a)	Form of Proxy Card is filed herewith.

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17(b)	Prospectus of Legg Mason Partners Variable Multiple Discipline Portfolio—Large Cap Growth and Value dated April 30, 2007 is filed herewith.

17(c)	Statement of Additional Information of Legg Mason Partners Variable Multiple Discipline Portfolio—Large Cap Growth and Value dated April 30, 2007, as supplemented June 15, 2007 is filed herewith.

17(d)	Statement of Additional Information of Legg Mason Partners Variable Appreciation Portfolio dated April 30, 2007 is filed herewith.

17(e)	Annual Report of Legg Mason Partners Variable Multiple Discipline Portfolio—Large Cap Growth and Value for the year ended December 31, 2006 is filed herewith.

17(f)	Annual Report of Legg Mason Partners Variable Appreciation Portfolio for the year ended December 31, 2006 is filed herewith.

17(g)	Form of Code of Ethics of the Registrant, Smith Barney Fund Management LLC and CGMI is incorporated by reference to the Registration Statement.

17(h)	Code of Ethics of Citigroup Asset Management—North America and certain registered Investment companies, as amended September 13, 2005 is incorporated by reference to the Post-Effective Amendment No. 5 filed on April 27, 2006.

17(i)	Code of Ethics of Legg Mason Investors Services, LLC dated December 1, 2005 is incorporated by reference to the Post-Effective Amendment No. 5 filed on April 27, 2006.

17(j)	Form of Transfer Agency and Service Agreement between the Registrant and Citicorp Trust Bank, fsb. is incorporated by reference to Pre-Effective Amendment No. 1.

17(k)	Transfer Agency Agreement between Registrant and PFPC Inc. is incorporated by reference to the Post-Effective Amendment No. 5.

17(l)	License Agreement between Citigroup, Inc. and Registrant dated December 1, 2005 is incorporated by reference to the Post-Effective Amendment No. 5 filed.

17(m)	Form of License Agreement between Legg Mason Properties, Inc. and Registrant dated April 6, 2006 incorporated by reference to the Post-Effective Amendment No. 5.

17(n)	Form of Purchase Agreement between the Registrant and the Purchaser of the initial shares is incorporated by reference to Pre-Effective Amendment No. 1.

ITEM 17.	UNDERTAKINGS

(1)

The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed

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underwriters, in addition to the information called for by the other terms of the applicable form.

(2)	The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The registrant hereby undertakes to file, by post-effective amendment, the final opinion of Willkie Farr & Gallagher LLP supporting the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion.

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SIGNATURES

As required by the Securities Act of 1933, as amended, this registration statement has been signed on behalf of the registrant, in the City of New York and State of New York, on the 2nd day of July, 2007.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST (formerly Legg Mason Partners Variable Portfolios IV), on behalf of Legg Mason Partners Variable Appreciation Portfolio

By:	/S/ R. JAY GERKEN
R. Jay Gerken Chairman of the Board, President and Chief Executive Officer

As required by the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/S/ R. JAY GERKEN R. Jay Gerken	President, Chief Executive Officer and Trustee	July 2, 2007

/S/ KAPREL OZSOLAK Kaprel Ozsolak	Treasurer and Chief Financial Officer	July 2, 2007

/S/ PAUL R. ADES* Paul R. Ades	Trustee	July 2, 2007

/S/ ANDREW L. BREECH* Andrew L. Breech	Trustee	July 2, 2007

/S/ DWIGHT B. CRANE* Dwight B. Crane	Trustee	July 2, 2007

/S/ ROBERT M. FRAYN, JR.* Robert M. Frayn, Jr.	Trustee	July 2, 2007

/S/ FRANK G. HUBBARD* Frank G. Hubbard	Trustee	July 2, 2007

/S/ HOWARD J. JOHNSON* Howard J. Johnson	Trustee	July 2, 2007

/S/ DAVID E. MARYATT* David E. Maryatt	Trustee	July 2, 2007

/S/ JEROME H. MILLER* Jerome H. Miller	Trustee	July 2, 2007

/S/ KEN MILLER* Ken Miller	Trustee	July 2, 2007

Signature	Title	Date

/S/ JOHN J. MURPHY* John J. Murphy	Trustee	July 2, 2007

/S/ THOMAS F. SCHLAFLY* Thomas F. Schlafly	Trustee	July 2, 2007

/S/ JERRY A. VISCIONE* Jerry A. Viscione	Trustee	July 2, 2007

*By:	/S/ R. JAY GERKEN
R. Jay Gerken, Attorney-in-Fact

EXHIBIT INDEX

EXHIBIT NO.	EXHIBITS

11(a)	Opinion and consent of Willkie Farr & Gallagher LLP as to the legality of the securities being registered.

11(b)	Opinion and consent of Venable LLP as to the legality of the securities being registered.

12	Form of opinion of Willkie Farr & Gallagher LLP supporting the tax matters and consequences to shareholders discussed in the Prospectus/Proxy Statement.

14	Consent of KPMG LLP.

16	Powers of Attorney.

17(a)	Form of Proxy Card

17(b)	Prospectus of Legg Mason Partners Variable Multiple Discipline Portfolio—Large Cap Growth and Value dated April 30, 2007

17(c)	Statement of Additional Information of Legg Mason Partners Variable Multiple Discipline Portfolio—Large Cap Growth and Value dated April 30, 2007, as supplemented June 15, 2007

17(d)	Statement of Additional Information of Legg Mason Partners Variable Appreciation Portfolio dated April 30, 2007.

17(e)	Annual Report of Legg Mason Partners Variable Multiple Discipline Portfolio—Large Cap Growth and Value for the year ended December 31, 2006

17(f)	Annual Report of Legg Mason Partners Variable Appreciation Portfolio for the year ended December 31, 2006